UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21987

(Investment Company Act file number)

ALPS Variable Investment Trust

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices)(Zip code)

Brendan Hamill

ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

(303) 623-2577

(Registrant's telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 - June 30, 2024

Item 1. Reports to Stockholders.

(a)

Morningstar Conservative ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Conservative ETF Asset Allocation Portfolio Class I delivered a 2.21% return for the six month period ending June 30, 2024. The Conservative Blended Benchmark- 1 (the "Benchmark") returned 1.51% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by the fixed income portion of the Portfolio. The Portfolio's fixed income allocations outperformed due to holding a higher amount of short-term bonds and a higher yielding credit exposure. At the end of June 30, 2024, we maintained a diversified mix of government, credit, TIPs, agency, and foreign bonds in the Portfolio at a slightly lower average weighted duration relative to the Benchmark. The Portfolio's equity allocation slightly underperformed due to differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

As interest rates increased, longer maturity bonds underperformed shorter term bonds while shorter term bonds paid a higher yield than longer term bonds which is not considered a normal yield environment. Longer term bonds reflect higher interest rate risk and therefore should pay a higher yield in the long-term. The U.S. economy performed well in the period which allowed corporate bonds to outperform government bonds of similar maturities. High yield bonds also contributed to the return difference between the Portfolio and the Benchmark in the period. Our research, which focuses on valuations and risk management, led us to increase the Portfolio's U.S. growth exposure in the equity segment and add international aggregate bonds within the fixed income portion of the Portfolio.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation Portfolio- Class I	2.21%	6.68%	1.96%	2.40%
Conservative Blended Benchmark- 1(a)	1.51%	6.14%	2.10%	2.88%
Conservative Blended Benchmark- 2(b)	2.60%	6.99%	3.05%	3.75%
Bloomberg U.S. Aggregate Bond Index(c)	-0.71%	2.63%	-0.23%	1.35%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Conservative Blended Benchmark- 1 is a blended benchmark consisting of 14% Morningstar US Market Extended Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR / 12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index – TR.

(b)	The Conservative Blended Benchmark- 2 is a blended benchmark consisting of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index.

(c)

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS (agency and non-agency). This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") is the distributor for the Portfolio. The Distributor is not affiliated with the Sub-Adviser.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$29,012,272
Number of Portfolio Holdings	17
Portfolio Turnover Rate#	16%
Total Advisory Fees Paid#	$44,779

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/cetfx.

SAR-C000043416-063024

Morningstar Conservative ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
CETFX	Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio" or "CETFX") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$39	0.78%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Conservative ETF Asset Allocation Portfolio Class II delivered a 2.12% return for the six month period ending June 30, 2024. The Conservative Blended Benchmark- 1 (the "Benchmark") returned 1.51% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by the fixed income portion of the Portfolio. The Portfolio's fixed income allocations outperformed due to holding a higher amount of short-term bonds and a higher yielding credit exposure. At the end of June 30, 2024, we maintained a diversified mix of government, credit, TIPs, agency, and foreign bonds in the Portfolio at a slightly lower average weighted duration relative to the Benchmark. The Portfolio's equity allocation slightly underperformed due to differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

As interest rates increased, longer maturity bonds underperformed shorter term bonds while shorter term bonds paid a higher yield than longer term bonds which is not considered a normal yield environment. Longer term bonds reflect higher interest rate risk and therefore should pay a higher yield in the long-term. The U.S. economy performed well in the period which allowed corporate bonds to outperform government bonds of similar maturities. High yield bonds also contributed to the return difference between the Portfolio and the Benchmark in the period. Our research, which focuses on valuations and risk management, led us to increase the Portfolio's U.S. growth exposure in the equity segment and add international aggregate bonds within the fixed income portion of the Portfolio.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation Portfolio- Class II	2.12%	6.33%	1.70%	2.14%
Conservative Blended Benchmark- 1(a)	1.51%	6.14%	2.10%	2.88%
Conservative Blended Benchmark- 2(b)	2.60%	6.99%	3.05%	3.75%
Bloomberg U.S. Aggregate Bond Index(c)	-0.71%	2.63%	-0.23%	1.35%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Conservative Blended Benchmark- 1 is a blended benchmark consisting of 14% Morningstar US Market Extended Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR / 12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index – TR.

(b)	The Conservative Blended Benchmark- 2 is a blended benchmark consisting of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index.

(c)

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS (agency and non-agency). This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") is the distributor for the Portfolio. The Distributor is not affiliated with the Sub-Adviser.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$29,012,272
Number of Portfolio Holdings	17
Portfolio Turnover Rate#	16%
Total Advisory Fees Paid#	$44,779

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/cetfx.

SAR-CETFX-063024

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class I delivered a 4.25% return for the six month period ending June 30, 2024. The Income & Growth Blended Benchmark- 1 (the "Benchmark") returned 3.79% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by the fixed income portion of the Portfolio. The Portfolio's fixed income allocations outperformed due to holding a higher amount of short-term bonds and higher yielding credit exposure. At the end of June 30, 2024, we maintained a diversified mix of government, credit, TIPs, agency, and foreign bonds in the Portfolio at a slightly lower average weighted duration relative to the Benchmark. The Portfolio's equity allocation slightly underperformed due to differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

The Portfolio maintained a higher exposure to short term bonds and higher credit exposure than the Benchmark which helped relative performance during the period. As interest rates increased, longer maturity bonds underperformed shorter term bonds while shorter term bonds paid a higher yield than longer term bonds which is not considered a normal yield environment. Longer term bonds reflect higher interest rate risk and therefore should pay a higher yield in the long-term. The U.S. economy performed well in the period which allowed corporate bonds to outperform government bonds of similar maturities. High yield bonds also contributed to the return difference between the Portfolio and the Benchmark in the period. Our research, which focuses on valuations and risk management, led us to increase the Portfolio's U.S. growth exposure in the equity segment and add international aggregate bonds within the fixed income portion of the Portfolio.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Income & Growth ETF Asset Allocation Portfolio - Class I	4.25%	9.69%	4.19%	3.94%
Income & Growth Benchmark- 1(a)	3.79%	9.41%	4.49%	4.69%
Income & Growth Benchmark- 2(b)	5.67%	11.20%	6.09%	6.09%
Bloomberg U.S. Aggregate Bond Index(c)	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. 1000 Index(d)	14.25%	23.95%	14.54%	12.47%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Income & Growth Benchmark- 1 is a blended benchmark consisting of 28% Morningstar US Market Extended Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index – TR.

(b)	The Income & Growth Benchmark- 2 is a blended benchmark consisting of 40% S&P 500 / 55% Bloomberg US Aggregate Bond / 5% ICE BofAML Treasury 3 Month Index – TR.

(c)

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS (agency and non-agency). This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

(d)

The Bloomberg U.S. 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies. This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") is the distributor for the Portfolio. The Distributor is not affiliated with the Sub-Adviser.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$51,046,303
Number of Portfolio Holdings	19
Portfolio Turnover Rate#	61%
Total Advisory Fees Paid#	$100,016

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/ietfx.

SAR-C000043421-063024

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
IETFX	Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio" or "IETFX") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.78%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class II delivered a 4.16% return for the six month period ending June 30, 2024. The Income & Growth Blended Benchmark- 1 (the "Benchmark") returned 3.79% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by the fixed income portion of the Portfolio. The Portfolio's fixed income allocations outperformed due to holding a higher amount of short-term bonds and higher yielding credit exposure. At the end of June 30, 2024, we maintained a diversified mix of government, credit, TIPs, agency, and foreign bonds in the Portfolio at a slightly lower average weighted duration relative to the Benchmark. The Portfolio's equity allocation slightly underperformed due to differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

The Portfolio maintained a higher exposure to short term bonds and higher credit exposure than the Benchmark which helped relative performance during the period. As interest rates increased, longer maturity bonds underperformed shorter term bonds while shorter term bonds paid a higher yield than longer term bonds which is not considered a normal yield environment. Longer term bonds reflect higher interest rate risk and therefore should pay a higher yield in the long-term. The U.S. economy performed well in the period which allowed corporate bonds to outperform government bonds of similar maturities. High yield bonds also contributed to the return difference between the Portfolio and the Benchmark in the period. Our research, which focuses on valuations and risk management, led us to increase the Portfolio's U.S. growth exposure in the equity segment and add international aggregate bonds within the fixed income portion of the Portfolio.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Income & Growth ETF Asset Allocation Class Portfolio - II	4.16%	9.37%	3.92%	3.68%
Income & Growth Benchmark- 1(a)	3.79%	9.41%	4.49%	4.69%
Income & Growth Benchmark- 2(b)	5.67%	11.20%	6.09%	6.09%
Bloomberg U.S. Aggregate Bond Index(c)	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. 1000 Index(d)	14.25%	23.95%	14.54%	12.47%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Income & Growth Benchmark- 1 is a blended benchmark consisting of 28% Morningstar US Market Extended Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index – TR.

(b)	The Income & Growth Benchmark- 2 is a blended benchmark consisting of 40% S&P 500 / 55% Bloomberg US Aggregate Bond / 5% ICE BofAML Treasury 3 Month Index – TR.

(c)

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS (agency and non-agency). This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

(d)

The Bloomberg U.S. 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies. This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") is the distributor for the Portfolio. The Distributor is not affiliated with the Sub-Adviser.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$51,046,303
Number of Portfolio Holdings	19
Portfolio Turnover Rate#	61%
Total Advisory Fees Paid#	$100,016

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/ietfx.

SAR-IETFX-063024

Morningstar Balanced ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Balanced ETF Asset Allocation Portfolio Class I delivered a 6.06% return for the six month period ending June 30, 2024.The Balanced Blended Benchmark- 1 (the "Benchmark") returned 6.17% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by the equity portion of the Portfolio. The Portfolio's equity allocation underperformed due to differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio. The Portfolio's fixed income allocations outperformed due to holding a higher amount of short-term bonds and higher yielding credit exposure.

During the six month period, the Portfolio maintained a higher allocation to non-U.S. stocks as compared to the Benchmark, which returned less than U.S. stocks. Additionally, the Portfolio maintained a diversified mix of sector exposures while the Benchmark was more concentrated within information technology and communication services that produced higher returns during the six month period. The Portfolio maintained an allocation to value stocks which did not perform as well as select growth stocks that drove performance for U.S. index components of the Benchmark during the period. Select U.S. equity indexes remained highly concentrated with a small number of large companies contributing an unusually high portion of the Benchmark's return during the period.

Diversification was a detractor in the first two quarters of 2024 and weighed on the Portfolio's relative return. Our research, which focuses on valuations and risk management, led us to reduce the tracking difference between the Portfolio and the Benchmark by increasing our U.S. growth and size exposure while still maintaining allocations to assets with higher expected returns like international equity and U.S. value where valuations appeared more attractive.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation Portfolio - Class I	6.06%	12.49%	6.08%	5.33%
Balanced Blended Benchmark- 1(a)	6.17%	12.79%	6.88%	6.44%
Balanced Blended Benchmark- 2(b)	8.77%	15.49%	9.07%	8.38%
Bloomberg U.S. Aggregate Bond Index(c)	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. 1000 Index(d)	14.25%	23.95%	14.54%	12.47%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Balanced Blended Benchmark- 1 is a blended benchmark consisting of 42% Morningstar US Market Extended Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Balanced Blended Benchmark- 2 is a blended benchmark consisting of 60% S&P 500 / 38% Bloomberg US Aggregate Bond / 2% ICE BofAML Treasury 3 Month Index – TR.

(c)

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS (agency and non-agency). This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

(d)

The Bloomberg U.S. 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies. This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") is the distributor for the Portfolio. The Distributor is not affiliated with the Sub-Adviser.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$163,263,288
Number of Portfolio Holdings	20
Portfolio Turnover Rate#	44%
Total Advisory Fees Paid#	$353,793

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/betfx.

SAR-C000043414-063024

Morningstar Balanced ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
BETFX	Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio" or "BETFX") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.78%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Balanced ETF Asset Allocation Portfolio Class II delivered a 5.97% return for the six month period ending June 30, 2024. The Balanced Blended Benchmark- 1 (the "Benchmark") returned 6.17% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by the equity portion of the Portfolio. The Portfolio's equity allocation underperformed due to differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio. The Portfolio's fixed income allocations outperformed due to holding a higher amount of short-term bonds and higher yielding credit exposure.

During the six month period, the Portfolio maintained a higher allocation to non-U.S. stocks as compared to the Benchmark, which returned less than U.S. stocks. Additionally, the Portfolio maintained a diversified mix of sector exposures while the Benchmark was more concentrated within information technology and communication services that produced higher returns during the six month period. The Portfolio maintained an allocation to value stocks which did not perform as well as select growth stocks that drove performance for U.S. index components of the Benchmark during the period. Select U.S. equity indexes remained highly concentrated with a small number of large companies contributing an unusually high portion of the Benchmark's return during the period.

Diversification was a detractor in the first two quarters of 2024 and weighed on the Portfolio's relative return. Our research, which focuses on valuations and risk management, led us to reduce the tracking difference between the Portfolio and the Benchmark by increasing our U.S. growth and size exposure while still maintaining allocations to assets with higher expected returns like international equity and U.S. value where valuations appeared more attractive.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation Portfolio - Class II	5.97%	12.21%	5.83%	5.07%
Balanced Blended Benchmark- 1(a)	6.17%	12.79%	6.88%	6.44%
Balanced Blended Benchmark- 2(b)	8.77%	15.49%	9.07%	8.38%
Bloomberg U.S. Aggregate Bond Index(c)	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. 1000 Index(d)	14.25%	23.95%	14.54%	12.47%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Balanced Blended Benchmark- 1 is a blended benchmark consisting of 42% Morningstar US Market Extended Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Balanced Blended Benchmark- 2 is a blended benchmark consisting of 60% S&P 500 / 38% Bloomberg US Aggregate Bond / 2% ICE BofAML Treasury 3 Month Index – TR.

(c)

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS (agency and non-agency). This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

(d)

The Bloomberg U.S. 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies. This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") is the distributor for the Portfolio. The Distributor is not affiliated with the Sub-Adviser.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$163,263,288
Number of Portfolio Holdings	20
Portfolio Turnover Rate#	44%
Total Advisory Fees Paid#	$353,793

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/betfx.

SAR-BETFX-063024

Morningstar Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.52%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Growth ETF Asset Allocation Portfolio Class I delivered a 7.92% return for the six month period ending June 30, 2024. The Growth Blended Benchmark- 1 (the "Benchmark") returned 8.68% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

During the six month period, the Portfolio maintained a higher allocation to non-U.S. stocks as compared to the Benchmark, which returned less than U.S. stocks. Additionally, the Portfolio maintained a diversified mix of sector exposures while the Benchmark was more concentrated within information technology and communication services that produced higher returns during the six month period. The Portfolio maintained an allocation to value stocks which did not perform as well as select growth stocks that drove performance for U.S. index components of the Benchmark during the period. Select U.S. equity indexes remained highly concentrated with a small number of large companies contributing an unusually high portion of the Benchmark's return during the period.

Diversification was a detractor in the first two quarters of 2024 and weighed on the Portfolio's relative return. Our research, which focuses on valuations and risk management, led us to reduce the tracking difference between the Portfolio and the Benchmark by increasing our U.S. growth and size exposure while still maintaining allocations to assets with higher expected returns like international equity and U.S. value where valuations appeared more attractive.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation Portfolio - Class I	7.92%	15.31%	8.04%	6.71%
Growth Blended Benchmark- 1(a)	8.68%	16.30%	9.31%	8.15%
Growth Blended Benchmark- 2(b)	11.96%	19.93%	12.04%	10.64%
Bloomberg U.S. 1000 Index(c)	14.25%	23.95%	14.54%	12.47%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Growth Blended Benchmark- 1 is a blended benchmark consisting of 56% Morningstar US Market Extended Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Growth Blended Benchmark- 2 is a blended benchmark consisting of 80% S&P 500 / 20% Bloomberg US Aggregate Bond Index.

(c)

The Bloomberg U.S. 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies. This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") is the distributor for the Portfolio. The Distributor is not affiliated with the Sub-Adviser.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$259,780,884
Number of Portfolio Holdings	17
Portfolio Turnover Rate#	17%
Total Advisory Fees Paid#	$565,251

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/getfx.

SAR-C000043418-063024

Morningstar Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
GETFX	Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio" or "GETFX") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.77%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Growth ETF Asset Allocation Portfolio Class II delivered a 7.85% return for the six month period ending June 30, 2024. The Growth Blended Benchmark- 1 (the "Benchmark") returned 8.68% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

During the six month period, the Portfolio maintained a higher allocation to non-U.S. stocks as compared to the Benchmark, which returned less than U.S. stocks. Additionally, the Portfolio maintained a diversified mix of sector exposures while the Benchmark was more concentrated within information technology and communication services that produced higher returns during the six month period. The Portfolio maintained an allocation to value stocks which did not perform as well as select growth stocks that drove performance for U.S. index components of the Benchmark during the period. Select U.S. equity indexes remained highly concentrated with a small number of large companies contributing an unusually high portion of the Benchmark's return during the period.

Diversification was a detractor in the first two quarters of 2024 and weighed on the Portfolio's relative return. Our research, which focuses on valuations and risk management, led us to reduce the tracking difference between the Portfolio and the Benchmark by increasing our U.S. growth and size exposure while still maintaining allocations to assets with higher expected returns like international equity and U.S. value where valuations appeared more attractive.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation Portfolio - Class II	7.85%	15.01%	7.77%	6.43%
Growth Blended Benchmark- 1(a)	8.68%	16.30%	9.31%	8.15%
Growth Blended Benchmark- 2(b)	11.96%	19.93%	12.04%	10.64%
Bloomberg U.S. 1000 Index(c)	14.25%	23.95%	14.54%	12.47%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Growth Blended Benchmark- 1 is a blended benchmark consisting of 56% Morningstar US Market Extended Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Growth Blended Benchmark- 2 is a blended benchmark consisting of 80% S&P 500 / 20% Bloomberg US Aggregate Bond Index.

(c)

The Bloomberg U.S. 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies. This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") is the distributor for the Portfolio. The Distributor is not affiliated with the Sub-Adviser.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$259,780,884
Number of Portfolio Holdings	17
Portfolio Turnover Rate#	17%
Total Advisory Fees Paid#	$565,251

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/getfx.

SAR-GETFX-063024

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$28	0.53%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I delivered a 9.46% return for the six month period ending June 30, 2024. The Aggressive Growth Blended Benchmark- 1 (the "Benchmark") returned 10.67% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

During the six month period, the Portfolio maintained a higher allocation to non-U.S. stocks as compared to the Benchmark, which returned less than U.S. stocks. Additionally, the Portfolio maintained a diversified mix of sector exposures while the Benchmark was more concentrated within information technology and communication services that produced higher returns during the six month period. The Portfolio maintained an allocation to value stocks which did not perform as well as select growth stocks that drove performance for U.S. index components of the Benchmark during the period. Select U.S. equity indexes remained highly concentrated with a small number of large companies contributing an unusually high portion of the Benchmark's return during the period.

Diversification was a detractor in the first two quarters of 2024 and weighed on the Portfolio's relative return. Our research, which focuses on valuations and risk management, led us to reduce the tracking difference between the Portfolio and the Benchmark by increasing our U.S. growth and size exposure while still maintaining allocations to assets with higher expected returns like international equity and U.S. value where valuations appeared more attractive.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I	9.46%	17.64%	9.47%	7.65%
Aggressive Growth Blended Benchmark - 1(a)	10.67%	19.08%	11.18%	9.48%
Aggressive Growth Blended Benchmark - 2(b)	14.45%	23.39%	14.30%	12.31%
Bloomberg U.S. 1000 Index(c)	14.25%	23.95%	14.54%	12.47%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Aggressive Growth Blended Benchmark - 1 is a blended benchmark consisting of 67% Morningstar US Market Extended Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Aggressive Growth Blended Benchmark - 2 is a blended benchmark consisting of 95% S&P 500 / 5% Bloomberg U.S. Aggregate Bond Index.

(c)

The Bloomberg U.S. 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies. This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") is the distributor for the Portfolio. The Distributor is not affiliated with the Sub-Adviser.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$188,316,029
Number of Portfolio Holdings	13
Portfolio Turnover Rate#	22%
Total Advisory Fees Paid#	$407,041

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/agtfx.

SAR-C000043412-063024

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
AGTFX	Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio" or "AGTFX") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$41	0.78%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class II delivered a 9.29% return for the six month period ending June 30, 2024. The Aggressive Growth Blended Benchmark- 1 (the "Benchmark") returned 10.67% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

During the six month period, the Portfolio maintained a higher allocation to non-U.S. stocks as compared tothe Benchmark, which returned less than U.S. stocks. Additionally, the Portfolio maintained a diversified mix of sector exposures whilethe Benchmark was more concentrated within information technology and communication services that produced higher returns during the sixmonth period. The Portfolio maintained an allocation to value stocks which did not perform as well as select growth stocks that drove performance for U.S. index components of the Benchmark during the period. Select U.S. equity indexes remained highly concentrated with a small number of large companies contributing an unusually high portion of the Benchmark's return during the period.

Diversification was a detractor in the first two quarters of 2024 and weighed on the Portfolio's relative return. Our research, which focuses on valuations and risk management, led us to reduce the tracking difference between the Portfolio and the Benchmark by increasing our U.S. growth and size exposure while still maintaining allocations to assets with higher expected returns like international equity and U.S. value where valuations appeared more attractive.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II	9.29%	17.29%	9.21%	7.38%
Aggressive Growth Blended Benchmark - 1(a)	10.67%	19.08%	11.18%	9.48%
Aggressive Growth Blended Benchmark - 2(b)	14.45%	23.39%	14.30%	12.31%
Bloomberg U.S. 1000 Index(c)	14.25%	23.95%	14.54%	12.47%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Aggressive Growth Blended Benchmark - 1 is a blended benchmark consisting of 67% Morningstar US Market Extended Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Aggressive Growth Blended Benchmark - 2 is a blended benchmark consisting of 95% S&P 500 / 5% Bloomberg U.S. Aggregate Bond Index.

(c)

The Bloomberg U.S. 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies. This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") is the distributor for the Portfolio. The Distributor is not affiliated with the Sub-Adviser.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$188,316,029
Number of Portfolio Holdings	13
Portfolio Turnover Rate#	22%
Total Advisory Fees Paid#	$407,041

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/agtfx.

SAR-AGTFX-063024

ALPS | Alerian Energy Infrastructure Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$52	0.95%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The ALPS | Alerian Energy Infrastructure Portfolio Class I delivered a total return of 18.10% for the six-month period ended June 30, 2024. This compares to the Alerian Midstream Energy Select Index, which increased 15.30% on a price-return basis and 18.91% on a total-return basis.

All subsectors of the Portfolio saw positive performance during the six-month period, as US benchmark oil prices gained 13.80% and natural gas prices rose by 3.46%. The best-performing subsector was Gathering & Processing, which includes companies that transport hydrocarbons from wells to central facilities and process natural gas. This subsector includes Equitrans Midstream (ETRN), which received a buyout offer in March at an 18% premium to its prior close.

Pipeline Transportation | Natural Gas also saw strong performance. US natural gas prices improved materially between mid-March and mid-June. Companies expect artificial intelligence and related data centers to drive incremental natural gas demand in the US, adding to a positive long-term demand picture for the commodity and related infrastructure.

Liquefaction lagged the other subsectors but still saw positive performance for the period.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - Class I	18.10%	28.08%	10.44%	3.05%
Alerian Midstream Energy Select Index(a)	18.91%	29.73%	12.06%	4.45%
Bloomberg U.S. 1000 Index(b)	14.25%	23.95%	14.54%	12.47%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities.

(b)

The Bloomberg U.S. 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies. This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. (the "Distributor"). The Distributor is unaffiliated with the Alerian Index Series.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$141,188,378
Number of Portfolio Holdings	26
Portfolio Turnover Rate#	15%
Total Advisory Fees Paid#	$412,243

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

Energy Transfer LP	9.59%
Enterprise Products Partners LP	8.24%
Enbridge, Inc.	7.54%
Cheniere Energy, Inc.	5.35%
Targa Resources Corp.	5.22%
Plains GP Holdings LP	5.20%
The Williams Cos., Inc.	5.16%
ONEOK, Inc.	4.93%
DT Midstream, Inc.	4.91%
Kinder Morgan, Inc.	4.90%
Top Ten Holdings	61.04%
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/alefx.

SAR-C000125262-063024

ALPS | Alerian Energy Infrastructure Portfolio - Class III	ALPS VARIABLE INVESTMENT TRUST
ALEFX	Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio" or "ALEFX") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$70	1.30%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The ALPS | Alerian Energy Infrastructure Portfolio Class III delivered a total return of 17.93% for the six-month period ended June 30, 2024. This compares to the Alerian Midstream Energy Select Index, which increased 15.30% on a price-return basis and 18.91% on a total-return basis.

All subsectors of the Portfolio saw positive performance during the six-month period, as US benchmark oil prices gained 13.80% and natural gas prices rose by 3.46%. The best-performing subsector was Gathering & Processing, which includes companies that transport hydrocarbons from wells to central facilities and process natural gas. This subsector includes Equitrans Midstream (ETRN), which received a buyout offer in March at an 18% premium to its prior close.

Pipeline Transportation | Natural Gas also saw strong performance. US natural gas prices improved materially between mid-March and mid-June. Companies expect artificial intelligence and related data centers to drive incremental natural gas demand in the US, adding to a positive long-term demand picture for the commodity and related infrastructure.

Liquefaction lagged the other subsectors but still saw positive performance for the period.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - Class III	17.93%	27.63%	10.05%	2.67%
Alerian Midstream Energy Select Index(a)	18.91%	29.73%	12.06%	4.45%
Bloomberg U.S. 1000 Index(b)	14.25%	23.95%	14.54%	12.47%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities.

(b)

The Bloomberg U.S. 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies. This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. (the "Distributor"). The Distributor is unaffiliated with the Alerian Index Series.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$141,188,378
Number of Portfolio Holdings	26
Portfolio Turnover Rate#	15%
Total Advisory Fees Paid#	$412,243

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

Energy Transfer LP	9.59%
Enterprise Products Partners LP	8.24%
Enbridge, Inc.	7.54%
Cheniere Energy, Inc.	5.35%
Targa Resources Corp.	5.22%
Plains GP Holdings LP	5.20%
The Williams Cos., Inc.	5.16%
ONEOK, Inc.	4.93%
DT Midstream, Inc.	4.91%
Kinder Morgan, Inc.	4.90%
Top Ten Holdings	61.04%
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/alefx.

SAR-ALEFX-063024

ALPS Global Opportunity Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$57	1.10%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

For the first half of 2024 to June 30th, the ALPS Global Opportunity Portfolio Class I increased 8.3% compared with the Portfolio's broad-based benchmark index of Morningstar Developed Markets Index-net of fees, which finished up 10.8% for the same period.

Performance lagged due to two primary factors. The majority of the Portfolio is invested in small capitalization stocks while the Morningstar Developed Markets Index is all large capitalization stocks. Performance of small capitalization companies represented by the Russell 2000 Index increased merely 1.7% as the continued inflationary environment has kept interest rates high.

The second factor is the exceptional performance of large technology stocks, particularly Artificial Intelligence (AI) related companies. The S&P 500 Information Technology Index was up by 28% in the six months ended June 30, 2024. The 150% return by NVIDIA contributed 3.2% to the Morningstar Developed Markets Index. Not owning this stock accounted for more than the entire underperformance.

During the six months ended June 30, 2024 the Portfolio added ten new positions and sold six names, ending the period with 54 positions.

Net contributors to performance included:

  KKR & Co

  Intermediate Capital Group

  3i Group Inc

Net detractors from performance included:

  Partners Group Holdings

  Liberty Media Corp-Liberty SiriusXM

  Blackstone Inc

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio since inception with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	Since Inception (10/24/2014)
ALPS Global Opportunity Portfolio - Class I	8.33%	25.10%	9.44%	9.28%
Morningstar Developed Markets Index(a)	10.83%	19.23%	11.11%	9.62%
Red Rocks Global Listed Private Equity Index(b)	4.25%	26.81%	8.48%	8.95%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Morningstar Developed Markets Index measures the performance of developed regional markets targeting the top 97% of stocks by market capitalization. Index performance shown in the table is the net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax. This index represents a broad measure of market performance for purposes of new regulatory requirements.

(b)

The Red Rocks Global Listed Private Equity Index includes securities, ADRs, and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies. An investor cannot invest directly in an index.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") is the distributor for the ALPS Global Opportunity Portfolio.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$25,316,182
Number of Portfolio Holdings	53
Portfolio Turnover Rate#	14%
Total Advisory Fees Paid#	$81,844

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

KKR & Co., Inc.	5.07%
3i Group PLC	5.04%
HgCapital Trust PLC	4.44%
HarbourVest Global Private Equity, Ltd.	4.12%
Ares Management LP	4.07%
Intermediate Capital Group PLC	3.76%
Brederode SA	3.57%
Partners Group Holding AG	3.29%
Oakley Capital Investments, Ltd.	3.29%
Blackstone, Inc.	3.22%
Top Ten Holdings	39.87%

*	As a percentage of net assets.

Holdings are subject to change.

Country Allocation*

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/avpex.

SAR-C000146220-063024

ALPS Global Opportunity Portfolio - Class III	ALPS VARIABLE INVESTMENT TRUST
AVPEX	Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio" or "AVPEX") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$72	1.40%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

For the first half of 2024 to June 30th, the ALPS Global Opportunity Portfolio Class III increased 8.2% compared with the Portfolio's broad-based benchmark index of Morningstar Developed Markets Index-net of fees, which finished up 10.8% for the same period.

Performance lagged due to two primary factors. The majority of the Portfolio is invested in small capitalization stocks while the Morningstar Developed Markets Index is all large capitalization stocks. Performance of small capitalization companies represented by the Russell 2000 Index increased merely 1.7% as the continued inflationary environment has kept interest rates high.

The second factor is the exceptional performance of large technology stocks, particularly Artificial Intelligence (AI) related companies. The S&P 500 Information Technology Index was up by 28% in the six months ended June 30, 2024. The 150% return by NVIDIA contributed 3.2% to the Morningstar Developed Markets Index. Not owning this stock accounted for more than the entire underperformance.

During the six months ended June 30, 2024 the Portfolio added ten new positions and sold six names, ending the period with 54 positions.

Net contributors to performance included:

  KKR & Co

  Intermediate Capital Group

  3i Group Inc

Net detractors from performance included:

  Partners Group Holdings

  Liberty Media Corp-Liberty SiriusXM

  Blackstone Inc

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio since inception with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	Since Inception (10/24/2014)
ALPS Global Opportunity Portfolio - Class III	8.19%	24.74%	9.07%	8.92%
Morningstar Developed Markets Index(a)	10.83%	19.23%	11.11%	9.62%
Red Rocks Global Listed Private Equity Index(b)	4.25%	26.81%	8.48%	8.95%

To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Morningstar Developed Markets Index measures the performance of developed regional markets targeting the top 97% of stocks by market capitalization. Index performance shown in the table is the net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax. This index represents a broad measure of market performance for purposes of new regulatory requirements.

(b)

The Red Rocks Global Listed Private Equity Index includes securities, ADRs, and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies. An investor cannot invest directly in an index.

Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") is the distributor for the ALPS Global Opportunity Portfolio.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$25,316,182
Number of Portfolio Holdings	53
Portfolio Turnover Rate#	14%
Total Advisory Fees Paid#	$81,844

#	During the period.

WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

KKR & Co., Inc.	5.07%
3i Group PLC	5.04%
HgCapital Trust PLC	4.44%
HarbourVest Global Private Equity, Ltd.	4.12%
Ares Management LP	4.07%
Intermediate Capital Group PLC	3.76%
Brederode SA	3.57%
Partners Group Holding AG	3.29%
Oakley Capital Investments, Ltd.	3.29%
Blackstone, Inc.	3.22%
Top Ten Holdings	39.87%

*	As a percentage of net assets.

Holdings are subject to change.

Country Allocation*

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/avpex.

SAR-AVPEX-063024

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

June 30, 2024

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS Global Opportunity Portfolio

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Table of Contents

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies	1
Morningstar ETF Asset Allocation Series
Schedules of Investments	2
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	14
ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments	24
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	28
ALPS Global Opportunity Portfolio
Schedule of Investments	30
Statement of Assets and Liabilities	32
Statement of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	35
Notes to Financial Statements and Financial Highlights	37
Additional Information	47
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	48
Item 9 – Proxy Disclosures for Open-End Management Investment Companies	49
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	50
Item 11 – Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	51

alpsfunds.com

Morningstar ETF Asset Allocation Series

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

1 | June 30, 2024

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.24%
iShares® Broad USD High Yield Corporate Bond ETF	40,528	$1,470,356
iShares® Core S&P 500® ETF	2,159	1,181,469
iShares® S&P 100 ETF	2,240	592,032
Schwab Fundamental Emerging Markets Equity ETF	9,823	290,466
Schwab Fundamental International Equity ETF	16,672	584,020
Schwab Fundamental U.S. Large Company ETF	6,565	439,724
Schwab Fundamental U.S. Small Company ETF	5,225	286,957
Schwab US TIPS ETF	14,070	731,781
SPDR® Portfolio Intermediate Term Corporate Bond ETF	40,675	1,324,378
Vanguard® Emerging Markets Government Bond ETF	11,610	730,385
Vanguard® FTSE Developed Markets ETF	9,022	445,867
Vanguard® Intermediate-Term Treasury ETF	20,213	1,177,003
Vanguard® Mortgage-Backed Securities ETF	32,285	1,465,739
Vanguard® Short-Term Bond ETF	61,544	4,720,425
Vanguard® Total Bond Market ETF	128,233	9,239,188
Vanguard® Total International Bond ETF	42,280	2,057,768
Vanguard® Total Stock Market ETF	7,681	2,054,744
Total Exchange Traded Funds
(Cost $28,368,573)		28,792,302

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.86%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.264%	248,666	$248,666

Total Short-Term Investments
(Cost $248,666)			248,666

Total Investments - 100.10%
(Total cost $28,617,239)			29,040,968

Liabilities in Excess of Other Assets - (0.10)%			(28,696)

Net Assets - 100.00%			$29,012,272

See Notes to Financial Statements and Financial Highlights.

2 | June 30, 2024

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.00%
Columbia EM Core ex-China ETF	16,410	$523,807
iShares® Broad USD High Yield Corporate Bond ETF	49,259	1,787,117
iShares® Core S&P 500® ETF	7,462	4,083,430
iShares® Core S&P® Mid-Cap ETF	8,555	500,639
iShares® S&P 100 ETF	7,945	2,099,863
Schwab Fundamental Emerging Markets Equity ETF	25,699	759,919
Schwab Fundamental International Equity ETF	63,665	2,230,185
Schwab Fundamental U.S. Large Company ETF	23,220	1,555,276
Schwab Fundamental U.S. Small Company ETF	18,235	1,001,466
Schwab US TIPS ETF	14,840	771,828
SPDR® Portfolio Intermediate Term Corporate Bond ETF	55,045	1,792,265
Vanguard® Emerging Markets Government Bond ETF	12,085	760,267
Vanguard® FTSE Developed Markets ETF	30,314	1,498,118
Vanguard® Intermediate-Term Treasury ETF	26,508	1,543,561
Vanguard® Mortgage-Backed Securities ETF	51,155	2,322,437
Vanguard® Short-Term Bond ETF	69,912	5,362,250
Vanguard® Total Bond Market ETF	177,396	12,781,382
Vanguard® Total International Bond ETF	52,250	2,543,008
Vanguard® Total Stock Market ETF	22,835	6,108,591
Total Exchange Traded Funds
(Cost $48,642,562)		50,025,409

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.05%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.264%	1,047,826	$1,047,826

Total Short-Term Investments
(Cost $1,047,826)			1,047,826

Total Investments - 100.05%
(Total cost $49,690,388)			51,073,235

Liabilities in Excess of Other Assets - (0.05)%			(26,932)

Net Assets - 100.00%			$51,046,303

See Notes to Financial Statements and Financial Highlights.

3 | June 30, 2024

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.37%
Columbia EM Core ex-China ETF	103,475	$3,302,922
iShares® Broad USD High Yield Corporate Bond ETF	111,052	4,028,967
iShares® Core S&P 500® ETF	33,733	18,459,710
iShares® Core S&P® Mid-Cap ETF	68,080	3,984,042
iShares® S&P 100 ETF	35,595	9,407,758
Schwab Fundamental Emerging Markets Equity ETF	110,116	3,256,130
Schwab Fundamental International Equity ETF	316,229	11,077,502
Schwab Fundamental U.S. Large Company ETF	98,395	6,590,497
Schwab Fundamental U.S. Small Company ETF	86,900	4,772,548
Schwab US TIPS ETF	31,280	1,626,873
SPDR® Portfolio Intermediate Term Corporate Bond ETF	99,510	3,240,046
Vanguard® FTSE Developed Markets ETF	194,112	9,593,015
Vanguard® FTSE Emerging Markets ETF	37,033	1,620,564
Vanguard® Intermediate-Term Treasury ETF	55,866	3,253,077
Vanguard® Mega Cap Growth ETF	11,380	3,575,710
Vanguard® Mortgage-Backed Securities ETF	107,880	4,897,752
Vanguard® Short-Term Bond ETF	147,917	11,345,234
Vanguard® Total Bond Market ETF	417,605	30,088,439
Vanguard® Total International Bond ETF	99,300	4,832,931
Vanguard® Total Stock Market ETF	87,004	23,274,440
Total Exchange Traded Funds
(Cost $148,394,446)		162,228,157

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.65%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.264%	1,067,849	$1,067,849

Total Short-Term Investments
(Cost $1,067,849)			1,067,849

Total Investments - 100.02%
(Total cost $149,462,295)			163,296,006

Liabilities in Excess of Other Assets - (0.02)%			(32,718)

Net Assets - 100.00%			$163,263,288

See Notes to Financial Statements and Financial Highlights.

4 | June 30, 2024

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.41%
Columbia EM Core ex-China ETF	244,770	$7,813,058
iShares® Broad USD High Yield Corporate Bond ETF	70,090	2,542,865
iShares® Core S&P 500® ETF	63,946	34,993,170
iShares® Core S&P® Mid-Cap ETF	171,775	10,052,273
iShares® S&P 100 ETF	67,450	17,827,035
Schwab Fundamental Emerging Markets Equity ETF	260,582	7,705,410
Schwab Fundamental International Equity ETF	677,051	23,717,097
Schwab Fundamental U.S. Large Company ETF	194,035	12,996,464
Schwab Fundamental U.S. Small Company ETF	182,750	10,036,630
Vanguard® FTSE Developed Markets ETF	433,737	21,435,283
Vanguard® FTSE Emerging Markets ETF	58,402	2,555,671
Vanguard® Mega Cap Growth ETF	26,910	8,455,391
Vanguard® Mortgage-Backed Securities ETF	56,740	2,575,996
Vanguard® Short-Term Bond ETF	133,376	10,229,939
Vanguard® Total Bond Market ETF	427,310	30,787,685
Vanguard® Total International Bond ETF	52,200	2,540,574
Vanguard® Total Stock Market ETF	194,356	51,992,174
Total Exchange Traded Funds
(Cost $210,513,708)		258,256,715

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.58%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.264%	1,497,399	$1,497,399

Total Short-Term Investments
(Cost $1,497,399)			1,497,399

Total Investments - 99.99%
(Total cost $212,011,107)			259,754,114

Other Assets in Excess of Liabilities - 0.01%			26,770

Net Assets - 100.00%			$259,780,884

See Notes to Financial Statements and Financial Highlights.

5 | June 30, 2024

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.96%
Columbia EM Core ex-China ETF	207,080	$6,609,994
iShares® Core S&P 500® ETF	56,048	30,671,147
iShares® Core S&P® Mid-Cap ETF	186,460	10,911,639
iShares® S&P 100 ETF	55,975	14,794,193
Schwab Fundamental Emerging Markets Equity ETF	220,274	6,513,502
Schwab Fundamental International Equity ETF	619,428	21,698,563
Schwab Fundamental U.S. Large Company ETF	168,740	11,302,205
Schwab Fundamental U.S. Small Company ETF	165,400	9,083,768
Vanguard® FTSE Developed Markets ETF	351,165	17,354,574
Vanguard® FTSE Emerging Markets ETF	63,501	2,778,804
Vanguard® Mega Cap Growth ETF	25,990	8,166,318
Vanguard® Total Bond Market ETF	103,268	7,440,459
Vanguard® Total Stock Market ETF	145,951	39,043,352
Total Exchange Traded Funds
(Cost $147,411,180)		186,368,518

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.02%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.264%	1,917,442	$1,917,442

Total Short-Term Investments
(Cost $1,917,442)			1,917,442

Total Investments - 99.98%
(Total cost $149,328,622)			188,285,960

Other Assets in Excess of Liabilities - 0.02%			30,069

Net Assets - 100.00%			$188,316,029

See Notes to Financial Statements and Financial Highlights.

6 | June 30, 2024

Morningstar ETF Asset Allocation Series

Statements of Assets and Liabilities	As of June 30, 2024 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$29,040,968	$51,073,235	$163,296,006	$259,754,114	$188,285,960
Receivable for investments sold	188,472	–	–	–	–
Receivable for shares sold	1,022	2,893	11,882	12,084	14,644
Dividends receivable	20,495	63,099	266,831	575,986	489,227
Other assets	996	1,821	5,636	9,151	6,638
Total Assets	29,251,953	51,141,048	163,580,355	260,351,335	188,796,469

LIABILITIES:

Payable for investments purchased	–	33,987	132,776	319,344	339,130
Payable for shares redeemed	202,676	10,269	63,118	83,719	25,811
Payable to advisor	7,208	15,526	57,788	95,586	67,686
Payable for distribution and service fees	4,744	8,840	25,493	26,387	12,241
Payable for audit fees	8,421	8,421	8,421	8,421	8,421
Payable for trustees' fees	265	276	1,022	1,392	1,176
Accrued expenses and other liabilities	16,367	17,426	28,449	35,602	25,975
Total Liabilities	239,681	94,745	317,067	570,451	480,440
Net Assets	$29,012,272	$51,046,303	$163,263,288	$259,780,884	$188,316,029

NET ASSETS CONSIST OF:

Paid-in capital	$30,140,357	$45,744,463	$133,552,499	$192,766,140	$135,274,554
Total distributable earnings/ (accumulated losses)	(1,128,085)	5,301,840	29,710,789	67,014,744	53,041,475
Net Assets	$29,012,272	$51,046,303	$163,263,288	$259,780,884	$188,316,029

Investments, at Cost	$28,617,239	$49,690,388	$149,462,295	$212,011,107	$149,328,622

PRICING OF SHARES:

Class I:
Net Assets	$6,101,916	$8,156,175	$39,219,326	$131,197,536	$129,141,590
Shares of beneficial interest outstanding	599,079	852,699	3,613,881	10,469,074	8,452,645
Net assets value, offering and redemption price per share	$10.19	$9.57	$10.85	$12.53	$15.28

Class II:
Net Assets	$22,910,356	$42,890,128	$124,043,962	$128,583,348	$59,174,439
Shares of beneficial interest outstanding	2,263,548	4,181,141	11,264,967	10,512,456	3,928,858
Net assets value, offering and redemption price per share	$10.12	$10.26	$11.01	$12.23	$15.06

See Notes to Financial Statements and Financial Highlights.

7 | June 30, 2024

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Six Months Ended June 30, 2024 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$415,611	$668,234	$1,784,235	$2,359,095	$1,482,443
Total Investment Income	415,611	668,234	1,784,235	2,359,095	1,482,443

EXPENSES:
Investment advisor fee	64,177	116,393	357,988	565,251	406,470
Recoupment of previously waived fees	–	–	411	–	2,266
12b-1 fees:
Class II	28,239	54,946	151,648	157,373	72,541
Custodian fees	2,706	2,143	3,495	4,880	3,704
Administration fees	4,799	4,799	4,799	4,799	4,799
Legal fees	1,762	2,641	6,468	9,689	7,033
Audit fees	7,849	7,849	7,849	7,849	7,849
Trustees' fees and expenses	5,000	8,974	27,273	42,412	30,416
Report to shareholder fees	2,497	3,817	6,196	8,046	6,114
Other expenses	6,161	6,725	11,906	15,858	12,162
Total expenses before waiver/reimbursements	123,190	208,287	578,033	816,157	553,354
Less fees waived/reimbursed by investment advisor
Class I	(4,038)	(2,467)	(1,100)	–	(1,156)
Class II	(15,360)	(13,910)	(3,506)	–	(539)
Total Net Expenses	103,792	191,910	573,427	816,157	551,659
Net Investment Income	311,819	476,324	1,210,808	1,542,938	930,784

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	81,787	2,351,029	10,668,301	8,616,128	7,655,337
Net change in unrealized appreciation/(depreciation) on investments	212,178	(746,497)	(2,487,066)	9,119,643	7,746,873
Net Realized and Unrealized Gain on Investments	293,965	1,604,532	8,181,235	17,735,771	15,402,210
Net Increase in Net Assets Resulting from Operations	$605,784	$2,080,856	$9,392,043	$19,278,709	$16,332,994

See Notes to Financial Statements and Financial Highlights.

8 | June 30, 2024

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$311,819	$668,080
Net realized gain/(loss)	81,787	(1,429,859)
Net change in unrealized appreciation	212,178	3,055,388
Net increase in net assets resulting from operations	605,784	2,293,609

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(204,778)
Class II	–	(798,401)
Total distributions	–	(1,003,179)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	459,985	976,069
Issued to shareholders in reinvestment of distributions	–	204,778
Cost of shares redeemed	(297,924)	(694,810)
Net increase from share transactions	162,061	486,037
Class II
Proceeds from sale of shares	1,824,184	3,704,608
Issued to shareholders in reinvestment of distributions	–	798,401
Cost of shares redeemed	(2,791,002)	(8,743,848)
Net decrease from share transactions	(966,818)	(4,240,839)

Net decrease in net assets	(198,973)	(2,464,372)

NET ASSETS:

Beginning of period	29,211,245	31,675,617
End of period	$29,012,272	$29,211,245

OTHER INFORMATION - SHARES:

Class I
Sold	45,838	98,956
Reinvested	–	21,068
Redeemed	(29,570)	(70,635)
Net increase in shares outstanding	16,268	49,389

Class II
Sold	182,346	378,628
Reinvested	–	82,565
Redeemed	(279,247)	(892,931)
Net decrease in shares outstanding	(96,901)	(431,738)

See Notes to Financial Statements and Financial Highlights.

9 | June 30, 2024

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$476,324	$1,107,216
Net realized gain	2,351,029	292,643
Net change in unrealized appreciation/(depreciation)	(746,497)	3,986,013
Net increase in net assets resulting from operations	2,080,856	5,385,872

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(275,674)
Class II	–	(1,387,333)
Total distributions	–	(1,663,007)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	633,152	1,977,591
Issued to shareholders in reinvestment of distributions	–	275,674
Cost of shares redeemed	(763,351)	(1,655,628)
Net increase/(decrease) from share transactions	(130,199)	597,637
Class II
Proceeds from sale of shares	540,735	3,118,769
Issued to shareholders in reinvestment of distributions	–	1,387,333
Cost of shares redeemed	(5,347,887)	(8,594,500)
Net decrease from share transactions	(4,807,152)	(4,088,398)

Net increase/(decrease) in net assets	(2,856,495)	232,104

NET ASSETS:

Beginning of period	53,902,798	53,670,694
End of period	$51,046,303	$53,902,798

OTHER INFORMATION - SHARES:

Class I
Sold	67,807	221,124
Reinvested	–	31,044
Redeemed	(83,274)	(186,814)
Net increase/(decrease) in shares outstanding	(15,467)	65,354

Class II
Sold	54,076	326,078
Reinvested	–	145,423
Redeemed	(534,881)	(898,923)
Net decrease in shares outstanding	(480,805)	(427,422)

See Notes to Financial Statements and Financial Highlights.

10 | June 30, 2024

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$1,210,808	$2,940,536
Net realized gain	10,668,301	1,526,716
Net change in unrealized appreciation/(depreciation)	(2,487,066)	14,208,759
Net increase in net assets resulting from operations	9,392,043	18,676,011

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(1,692,660)
Class II	–	(5,026,726)
Total distributions	–	(6,719,386)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	2,590,315	3,418,481
Issued to shareholders in reinvestment of distributions	–	1,692,660
Cost of shares redeemed	(4,025,198)	(2,738,704)
Net increase/(decrease) from share transactions	(1,434,883)	2,372,437
Class II
Proceeds from sale of shares	4,351,547	10,070,440
Issued to shareholders in reinvestment of distributions	–	5,026,726
Cost of shares redeemed	(8,933,808)	(20,416,860)
Net decrease from share transactions	(4,582,261)	(5,319,694)

Net increase in net assets	3,374,899	9,009,368

NET ASSETS:

Beginning of period	159,888,389	150,879,021
End of period	$163,263,288	$159,888,389

OTHER INFORMATION - SHARES:

Class I
Sold	248,473	344,201
Reinvested	–	172,193
Redeemed	(391,230)	(275,206)
Net increase/(decrease) in shares outstanding	(142,757)	241,188

Class II
Sold	410,193	991,099
Reinvested	–	503,176
Redeemed	(838,624)	(2,023,305)
Net decrease in shares outstanding	(428,431)	(529,030)

See Notes to Financial Statements and Financial Highlights.

11 | June 30, 2024

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$1,542,938	$4,051,455
Net realized gain	8,616,128	5,272,789
Net change in unrealized appreciation	9,119,643	23,871,557
Net increase in net assets resulting from operations	19,278,709	33,195,801

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(4,958,611)
Class II	–	(4,859,258)
Total distributions	–	(9,817,869)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	4,653,833	8,299,088
Issued to shareholders in reinvestment of distributions	–	4,958,611
Cost of shares redeemed	(5,454,163)	(9,806,248)
Net increase/(decrease) from share transactions	(800,330)	3,451,451
Class II
Proceeds from sale of shares	5,009,827	8,840,921
Issued to shareholders in reinvestment of distributions	–	4,859,258
Cost of shares redeemed	(9,691,541)	(16,134,399)
Net decrease from share transactions	(4,681,714)	(2,434,220)

Net increase in net assets	13,796,665	24,395,163

NET ASSETS:

Beginning of period	245,984,219	221,589,056
End of period	$259,780,884	$245,984,219

OTHER INFORMATION - SHARES:

Class I
Sold	386,991	746,376
Reinvested	–	447,932
Redeemed	(457,124)	(886,409)
Net increase/(decrease) in shares outstanding	(70,133)	307,899

Class II
Sold	428,136	809,128
Reinvested	–	449,100
Redeemed	(820,216)	(1,496,730)
Net decrease in shares outstanding	(392,080)	(238,502)

See Notes to Financial Statements and Financial Highlights.

12 | June 30, 2024

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$930,784	$2,725,092
Net realized gain	7,655,337	2,935,067
Net change in unrealized appreciation	7,746,873	19,291,766
Net increase in net assets resulting from operations	16,332,994	24,951,925

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(4,271,100)
Class II	–	(1,983,032)
Total distributions	–	(6,254,132)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	4,798,346	13,725,014
Issued to shareholders in reinvestment of distributions	–	4,271,100
Cost of shares redeemed	(4,587,874)	(5,041,757)
Net increase from share transactions	210,472	12,954,357
Class II
Proceeds from sale of shares	2,253,577	5,321,301
Issued to shareholders in reinvestment of distributions	–	1,983,032
Cost of shares redeemed	(5,107,636)	(8,652,946)
Net decrease from share transactions	(2,854,059)	(1,348,613)

Net increase in net assets	13,689,407	30,303,537

NET ASSETS:

Beginning of period	174,626,622	144,323,085
End of period	$188,316,029	$174,626,622

OTHER INFORMATION - SHARES:

Class I
Sold	329,874	1,033,519
Reinvested	–	322,591
Redeemed	(315,728)	(381,798)
Net increase in shares outstanding	14,146	974,312

Class II
Sold	157,550	409,431
Reinvested	–	151,608
Redeemed	(352,774)	(666,943)
Net decrease in shares outstanding	(195,224)	(105,904)

See Notes to Financial Statements and Financial Highlights.

13 | June 30, 2024

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.97		$9.57	$11.43	$11.65	$11.18	$10.50
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.12		0.25	0.25	0.19	0.19	0.24
Net realized and unrealized gain/(loss) on investments	0.10		0.52	(1.57)	0.11	0.56	0.78
Total income/(loss) from investment operations	0.22		0.77	(1.32)	0.30	0.75	1.02

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.26)	(0.18)	(0.20)	(0.22)	(0.25)
From net realized gain	–		(0.11)	(0.36)	(0.32)	(0.06)	(0.09)
Total distributions	–		(0.37)	(0.54)	(0.52)	(0.28)	(0.34)
Net increase/(decrease) in net asset value	0.22		0.40	(1.86)	(0.22)	0.47	0.68
Net asset value - end of period	$10.19		$9.97	$9.57	$11.43	$11.65	$11.18

Total Return*	2.21	%(2)	8.19%	(11.61)%	2.51%	6.80%	9.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$6,102		$5,808	$5,102	$4,959	$4,334	$4,362
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.67	%(3)	0.66%	0.61%	0.65%	0.62%	0.62%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.39	%(3)	2.53%	2.36%	1.65%	1.65%	2.17%
Portfolio turnover rate	16	%(2)	32%	67%	20%	73%	17%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

14 | June 30, 2024

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.91		$9.52	$11.37	$11.59	$11.13	$10.45
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.11		0.22	0.22	0.16	0.16	0.21
Net realized and unrealized gain/(loss) on investments	0.10		0.52	(1.55)	0.11	0.56	0.78
Total income/(loss) from investment operations	0.21		0.74	(1.33)	0.27	0.72	0.99

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.23)	(0.16)	(0.17)	(0.20)	(0.22)
From net realized gain	–		(0.12)	(0.36)	(0.32)	(0.06)	(0.09)
Total distributions	–		(0.35)	(0.52)	(0.49)	(0.26)	(0.31)
Net increase/(decrease) in net asset value	0.21		0.39	(1.85)	(0.22)	0.46	0.68
Net asset value - end of period	$10.12		$9.91	$9.52	$11.37	$11.59	$11.13

Total Return*	2.12	%(2)	7.84%	(11.82)%	2.28%	6.49%	9.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$22,910		$23,403	$26,573	$30,736	$33,236	$30,346
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.92	%(3)	0.91%	0.86%	0.90%	0.87%	0.87%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	2.13	%(3)	2.23%	2.08%	1.35%	1.42%	1.90%
Portfolio turnover rate	16	%(2)	32%	67%	20%	73%	17%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

15 | June 30, 2024

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.18		$8.58	$10.52	$10.38	$9.90	$9.19
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.10		0.21	0.21	0.20	0.17	0.22
Net realized and unrealized gain/(loss) on investments	0.29		0.72	(1.49)	0.49	0.69	0.99
Total income/(loss) from investment operations	0.39		0.93	(1.28)	0.69	0.86	1.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.24)	(0.21)	(0.19)	(0.25)	(0.25)
From net realized gain	–		(0.09)	(0.45)	(0.36)	(0.13)	(0.25)
Total distributions	–		(0.33)	(0.66)	(0.55)	(0.38)	(0.50)
Net increase/(decrease) in net asset value	0.39		0.60	(1.94)	0.14	0.48	0.71
Net asset value - end of period	$9.57		$9.18	$8.58	$10.52	$10.38	$9.90

Total Return*	4.25	%(2)	10.99%	(12.31)%	6.66%	8.73%	13.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$8,156		$7,967	$6,892	$9,245	$6,333	$5,640
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.59	%(3)	0.60%	0.56%	0.56%	0.57%	0.56%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.06	%(3)	2.32%	2.17%	1.85%	1.72%	2.19%
Portfolio turnover rate	61	%(2)	34%	23%	16%	47%	10%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

16 | June 30, 2024

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.85		$9.19	$11.21	$11.02	$10.49	$9.71
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.09		0.19	0.19	0.16	0.15	0.20
Net realized and unrealized gain/(loss) on investments	0.32		0.77	(1.58)	0.55	0.73	1.05
Total income/(loss) from investment operations	0.41		0.96	(1.39)	0.71	0.88	1.25

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.21)	(0.18)	(0.16)	(0.22)	(0.22)
From net realized gain	–		(0.09)	(0.45)	(0.36)	(0.13)	(0.25)
Total distributions	–		(0.30)	(0.63)	(0.52)	(0.35)	(0.47)
Net increase/(decrease) in net asset value	0.41		0.66	(2.02)	0.19	0.53	0.78
Net asset value - end of period	$10.26		$9.85	$9.19	$11.21	$11.02	$10.49

Total Return*	4.16	%(2)	10.59%	(12.54)%	6.47%	8.43%	12.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$42,890		$45,936	$46,779	$60,783	$62,967	$66,339
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.84	%(3)	0.84%	0.81%	0.81%	0.81%	0.81%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.80	%(3)	2.03%	1.88%	1.43%	1.42%	1.93%
Portfolio turnover rate	61	%(2)	34%	23%	16%	47%	10%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

17 | June 30, 2024

Morningstar Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.23		$9.48	$11.65	$11.10	$10.50	$9.41
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.09		0.21	0.23	0.21	0.18	0.23
Net realized and unrealized gain/(loss) on investments	0.53		1.01	(1.68)	1.00	0.80	1.32
Total income/(loss) from investment operations	0.62		1.22	(1.45)	1.21	0.98	1.55

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.23)	(0.22)	(0.19)	(0.24)	(0.25)
From net realized gain	–		(0.24)	(0.50)	(0.47)	(0.14)	(0.21)
Total distributions	–		(0.47)	(0.72)	(0.66)	(0.38)	(0.46)
Net increase/(decrease) in net asset value	0.62		0.75	(2.17)	0.55	0.60	1.09
Net asset value - end of period	$10.85		$10.23	$9.48	$11.65	$11.10	$10.50

Total Return*	6.06	%(2)	13.11%	(12.60)%	11.00%	9.41%	16.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$39,219		$38,413	$33,315	$38,044	$30,293	$27,725
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.54	%(3)	0.54%	0.53%	0.53%	0.53%	0.53%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.71	%(3)	2.13%	2.18%	1.79%	1.76%	2.23%
Portfolio turnover rate	44	%(2)	35%	23%	15%	53%	7%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

18 | June 30, 2024

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.39		$9.62	$11.81	$11.24	$10.63	$9.52
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.08		0.19	0.20	0.17	0.16	0.20
Net realized and unrealized gain/(loss) on investments	0.54		1.03	(1.71)	1.03	0.81	1.33
Total income/(loss) from investment operations	0.62		1.22	(1.51)	1.20	0.97	1.53

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.21)	(0.18)	(0.16)	(0.22)	(0.21)
From net realized gain	–		(0.24)	(0.50)	(0.47)	(0.14)	(0.21)
Total distributions	–		(0.45)	(0.68)	(0.63)	(0.36)	(0.42)
Net increase/(decrease) in net asset value	0.62		0.77	(2.19)	0.57	0.61	1.11
Net asset value - end of period	$11.01		$10.39	$9.62	$11.81	$11.24	$10.63

Total Return*	5.97	%(2)	12.82%	(12.88)%	10.79%	9.12%	16.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$124,044		$121,476	$117,564	$145,119	$149,159	$144,005
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.79	%(3)	0.79%	0.78%	0.78%	0.78%	0.78%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.46	%(3)	1.84%	1.89%	1.45%	1.50%	1.96%
Portfolio turnover rate	44	%(2)	35%	23%	15%	53%	7%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

19 | June 30, 2024

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.61		$10.49	$12.81	$11.69	$11.12	$9.88
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.08		0.21	0.24	0.22	0.18	0.24
Net realized and unrealized gain/(loss) on investments	0.84		1.40	(1.90)	1.54	0.95	1.74
Total income/(loss) from investment operations	0.92		1.61	(1.66)	1.76	1.13	1.98

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.23)	(0.21)	(0.19)	(0.25)	(0.23)
From net realized gain	–		(0.26)	(0.45)	(0.45)	(0.31)	(0.51)
Total distributions	–		(0.49)	(0.66)	(0.64)	(0.56)	(0.74)
Net increase/(decrease) in net asset value	0.92		1.12	(2.32)	1.12	0.57	1.24
Net asset value - end of period	$12.53		$11.61	$10.49	$12.81	$11.69	$11.12

Total Return*	7.92	%(2)	15.61%	(12.96)%	15.09%	10.26%	20.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$131,198		$122,310	$107,289	$118,634	$101,796	$91,240
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52	%(3)	0.53%	0.52%	0.52%	0.53%	0.53%
Net expenses after waiver/reimbursements	0.52	%(3)	0.53%	0.52%	0.52%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.36	%(3)	1.90%	2.08%	1.74%	1.74%	2.23%
Portfolio turnover rate	17	%(2)	35%	26%	15%	47%	14%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

20 | June 30, 2024

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.34		$10.26	$12.55	$11.46	$10.91	$9.71
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.06		0.18	0.20	0.18	0.15	0.21
Net realized and unrealized gain/(loss) on investments	0.83		1.36	(1.86)	1.52	0.93	1.70
Total income/(loss) from investment operations	0.89		1.54	(1.66)	1.70	1.08	1.91

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.20)	(0.18)	(0.16)	(0.22)	(0.20)
From net realized gain	–		(0.26)	(0.45)	(0.45)	(0.31)	(0.51)
Total distributions	–		(0.46)	(0.63)	(0.61)	(0.53)	(0.71)
Net increase/(decrease) in net asset value	0.89		1.08	(2.29)	1.09	0.55	1.20
Net asset value - end of period	$12.23		$11.34	$10.26	$12.55	$11.46	$10.91

Total Return*	7.85	%(2)	15.27%	(13.25)%	14.88%	10.01%	19.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$128,583		$123,674	$114,300	$138,143	$131,873	$135,935
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77	%(3)	0.78%	0.77%	0.77%	0.78%	0.78%
Net expenses after waiver/reimbursements	0.77	%(3)	0.78%	0.77%	0.77%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.10	%(3)	1.64%	1.80%	1.44%	1.45%	1.97%
Portfolio turnover rate	17	%(2)	35%	26%	15%	47%	14%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

21 | June 30, 2024

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$13.96		$12.40	$15.05	$13.13	$12.35	$10.63
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.08		0.25	0.29	0.27	0.20	0.27
Net realized and unrealized gain/(loss) on investments	1.24		1.84	(2.22)	2.16	1.07	2.10
Total income/(loss) from investment operations	1.32		2.09	(1.93)	2.43	1.27	2.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.25)	(0.24)	(0.19)	(0.25)	(0.22)
From net realized gain	–		(0.28)	(0.48)	(0.32)	(0.24)	(0.43)
Total distributions	–		(0.53)	(0.72)	(0.51)	(0.49)	(0.65)
Net increase/(decrease) in net asset value	1.32		1.56	(2.65)	1.92	0.78	1.72
Net asset value - end of period	$15.28		$13.96	$12.40	$15.05	$13.13	$12.35

Total Return*	9.46	%(2)	17.10%	(12.92)%	18.60%	10.34%	22.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$129,142		$117,801	$92,533	$97,338	$76,410	$64,894
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(3)	0.54%	0.53%	0.54%	0.55%	0.55%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.12	%(3)	1.86%	2.15%	1.83%	1.75%	2.30%
Portfolio turnover rate	22	%(2)	37%	23%	18%	45%	17%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

22 | June 30, 2024

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$13.78		$12.24	$14.87	$12.98	$12.23	$10.53
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.06		0.20	0.25	0.22	0.17	0.24
Net realized and unrealized gain/(loss) on investments	1.22		1.84	(2.20)	2.15	1.04	2.08
Total income/(loss) from investment operations	1.28		2.04	(1.95)	2.37	1.21	2.32

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.22)	(0.20)	(0.16)	(0.22)	(0.19)
From net realized gain	–		(0.28)	(0.48)	(0.32)	(0.24)	(0.43)
Total distributions	–		(0.50)	(0.68)	(0.48)	(0.46)	(0.62)
Net increase/(decrease) in net asset value	1.28		1.54	(2.63)	1.89	0.75	1.70
Net asset value - end of period	$15.06		$13.78	$12.24	$14.87	$12.98	$12.23

Total Return*	9.29	%(2)	16.88%	(13.17)%	18.33%	9.96%	22.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$59,174		$56,826	$51,790	$56,211	$53,243	$51,872
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78	%(3)	0.79%	0.78%	0.79%	0.80%	0.80%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	0.85	%(3)	1.53%	1.90%	1.50%	1.45%	2.03%
Portfolio turnover rate	22	%(2)	37%	23%	18%	45%	17%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

23 | June 30, 2024

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of June 30, 2024 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 23.72%
Enbridge, Inc.	299,391	$10,651,190
Gibson Energy, Inc.	165,030	2,804,684
Keyera Corp.	233,466	6,466,157
Pembina Pipeline Corp.	185,333	6,876,578
TC Energy Corp.	176,467	6,689,506

Total Canadian Energy Infrastructure Companies
(Cost $34,706,599)		33,488,115

Exchange Traded Fund - 0.65%
Energy Select Sector SPDR® Fund	10,000	911,500

Total Exchange Traded Fund
(Cost $911,575)		911,500

U.S. Energy Infrastructure Companies - 31.83%
Aris Water Solutions, Inc.	22,380	350,695
Cheniere Energy, Inc.	43,179	7,548,984
DT Midstream, Inc.	97,680	6,938,210
Equitrans Midstream Corp.	471,251	6,116,838
Kinder Morgan, Inc.	347,930	6,913,369
Kinetik Holdings, Inc.	33,324	1,380,946
NextDecade Corp. (1)	100,379	797,009
ONEOK, Inc.	85,292	6,955,563
Targa Resources Corp.	57,179	7,363,512
Tellurian, Inc. (1)	830,538	575,231

Total U.S. Energy Infrastructure Companies
(Cost $35,412,869)		44,940,357

U.S. Energy Infrastructure MLPs - 27.22%
Energy Transfer LP	834,633	13,537,747
Enterprise Products Partners LP	401,513	11,635,847
Genesis Energy LP	37,289	533,606
Hess Midstream LP, Class A	91,470	3,333,167
MPLX LP	146,968	6,259,367
Western Midstream Partners LP	78,688	3,126,274

Total U.S. Energy Infrastructure MLPs
(Cost $30,980,253)		38,426,008

U.S. General Partners - 16.38%
Antero Midstream Corp.	347,113	5,116,446
EnLink Midstream LLC	247,163	3,400,963
Plains GP Holdings LP, Class A	389,745	7,335,001
The Williams Cos., Inc.	171,267	7,278,847

Total U.S. General Partners
(Cost $16,476,860)		23,131,257
	7-Day
Security Description	Yield	Shares	Value
Short-Term Investments - 0.02%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.264%	35,708	$35,708

Total Short-Term Investments			35,708
(Cost $35,708)

Total Investments - 99.82%
(Total cost $118,523,864)			140,932,945

Other Assets in Excess of Liabilities - 0.18%			255,433

Net Assets - 100.00%			$141,188,378

(1)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

24 | June 30, 2024

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of June 30, 2024 (Unaudited)

ASSETS:

Investments, at value	$140,932,945
Foreign currency, at value (Cost $212,029)	212,057
Receivable for investments sold	1,172,831
Receivable for shares sold	64,975
Dividends receivable	224,918
Other assets	4,133
Total Assets	142,611,859

LIABILITIES:

Payable for investments purchased	1,067,904
Payable for shares redeemed	170,087
Payable to advisor	78,866
Payable for distribution and service fees	54,656
Payable for audit fees	11,023
Payable for trustees' fees	636
Accrued expenses and other liabilities	40,309
Total Liabilities	1,423,481
Net Assets	$141,188,378

NET ASSETS CONSIST OF:

Paid-in capital	$116,498,465
Total distributable earnings (accumulated losses)	24,689,913
Net Assets	$141,188,378

Investments, at Cost	$118,523,864

PRICING OF SHARES:

Class I:
Net Assets	$7,456,852
Shares of beneficial interest outstanding	582,797
Net assets value, offering and redemption price per share	$12.79

Class III:
Net Assets	$133,731,526
Shares of beneficial interest outstanding	10,480,789
Net assets value, offering and redemption price per share	$12.76

See Notes to Financial Statements and Financial Highlights.

25 | June 30, 2024

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $159,807)	$3,500,181
Total Investment Income	3,500,181

EXPENSES:
Investment advisor fee	423,434
Recoupment of previously waived fees:
Class I	48
Class III	1,456
12b-1 fees:
Class III	143,537
Shareholder servicing fees:
Class I	4,614
Class III	143,537
Custodian fees	14,231
Administration fee	4,840
Legal fees	4,438
Audit fees	10,419
Trustees' fees and expenses	20,351
Report to shareholder fees	8,043
Other expenses	11,818
Total expenses before waiver/reimbursements	790,766
Less fees waived/reimbursed by investment advisor
Class I	(641)
Class III	(12,054)
Total Net Expenses	778,071
Net Investment Income	2,722,110

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	3,783,311
Foreign currency transactions	740
Net realized gain	3,784,051
Net change in unrealized appreciation/(depreciation) on:
Investments	13,499,905
Translation of assets and liabilities denominated in foreign currencies	(151)
Net change in unrealized appreciation	13,499,754
Net Realized and Unrealized Gain on Investments	17,283,805
Net Increase in Net Assets Resulting from Operations	$20,005,915

See Notes to Financial Statements and Financial Highlights.

26 | June 30, 2024

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$2,722,110	$4,284,448
Net realized gain	3,784,051	7,453,669
Net change in unrealized appreciation	13,499,754	2,484,117
Net increase in net assets resulting from operations	20,005,915	14,222,234

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(248,312)
Class III	–	(4,333,356)
Total distributions	–	(4,581,668)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,849,756	2,284,022
Issued to shareholders in reinvestment of distributions	–	248,312
Cost of shares redeemed	(1,053,148)	(1,188,216)
Net increase from share transactions	796,608	1,344,118
Class III
Proceeds from sale of shares	20,878,538	11,151,054
Issued to shareholders in reinvestment of distributions	–	4,333,356
Cost of shares redeemed	(13,748,982)	(31,646,996)
Net increase/(decrease) from share transactions	7,129,556	(16,162,586)

Net increase/(decrease) in net assets	27,932,079	(5,177,902)

NET ASSETS:

Beginning of period	113,256,299	118,434,201
End of period	$141,188,378	$113,256,299

OTHER INFORMATION - SHARES:

Class I
Sold	155,920	215,602
Reinvested	–	23,186
Redeemed	(91,464)	(118,585)
Net increase in shares outstanding	64,456	120,203

Class III
Sold	1,720,801	1,064,500
Reinvested	–	404,987
Redeemed	(1,192,280)	(3,077,487)
Net increase/(decrease) in shares outstanding	528,521	(1,608,000)

See Notes to Financial Statements and Financial Highlights.

27 | June 30, 2024

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.83		$9.92	$8.82	$6.51	$8.96	$7.58
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.28		0.43	0.35	0.49	0.32	0.34
Net realized and unrealized gain/(loss) on investments	1.68		0.98	1.23	2.02	(2.54)	1.22
Total income/(loss) from investment operations	1.96		1.41	1.58	2.51	(2.22)	1.56

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.38)	(0.48)	(0.20)	(0.23)	(0.18)
From net realized gain	–		(0.12)	–	–	–	–
Total distributions	–		(0.50)	(0.48)	(0.20)	(0.23)	(0.18)
Net increase/(decrease) in net asset value	1.96		0.91	1.10	2.31	(2.45)	1.38
Net asset value - end of period	$12.79		$10.83	$9.92	$8.82	$6.51	$8.96

Total Return*	18.10	%(2)	14.25%	17.84%	38.46%	(24.97)%	20.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$7,457		$5,611	$3,948	$2,244	$1,280	$1,053
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.97	%(3)	0.99%	0.97%	0.99%	1.04%	1.02%
Net expenses after waiver/reimbursements	0.95	%(3)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income after waiver/reimbursements	4.84	%(3)	4.08%	3.41%	5.75%	4.98%	3.82%
Portfolio turnover rate	15	%(2)	30%	34%	68%	52%	44%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

28 | June 30, 2024

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.82		$9.90	$8.82	$6.53	$8.96	$7.57
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.26		0.40	0.32	0.48	0.30	0.31
Net realized and unrealized gain/(loss) on investments	1.68		0.97	1.21	1.99	(2.54)	1.23
Total income/(loss) from investment operations	1.94		1.37	1.53	2.47	(2.24)	1.54

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.33)	(0.45)	(0.18)	(0.19)	(0.15)
From net realized gain	–		(0.12)	–	–	–	–
Total distributions	–		(0.45)	(0.45)	(0.18)	(0.19)	(0.15)
Net increase/(decrease) in net asset value	1.94		0.92	1.08	2.29	(2.43)	1.39
Net asset value - end of period	$12.76		$10.82	$9.90	$8.82	$6.53	$8.96

Total Return*	17.93	%(2)	13.91%	17.32%	37.77%	(25.12)%	20.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$133,732		$107,645	$114,486	$84,789	$52,630	$70,599
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.32	%(3)	1.33%	1.32%	1.34%	1.40%	1.37%
Net expenses after waiver/reimbursements	1.30	%(3)	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income after waiver/reimbursements	4.47	%(3)	3.81%	3.10%	5.54%	4.59%	3.46%
Portfolio turnover rate	15	%(2)	30%	34%	68%	52%	44%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

29 | June 30, 2024

ALPS Global Opportunity Portfolio

Schedule of Investments	As of June 30, 2024 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 19.36%
Financials - 19.36%
3i Infrastructure PLC	53,105	$215,099
HarbourVest Global Private Equity, Ltd. (1)	33,445	1,042,240
HBM Healthcare Investments AG, Class A	1,320	301,185
HgCapital Trust PLC	183,660	1,123,893
ICG Enterprise Trust PLC	17,054	263,581
NB Private Equity Partners, Ltd.	17,875	361,983
Oakley Capital Investments, Ltd.	128,600	832,320
Pantheon International PLC Fund (1)	93,485	361,612
Patria Private Equity Trust PLC	58,893	399,032

Total Financials		4,900,945

Total Closed-End Funds
(Cost $3,782,113)		4,900,945

Common Stocks - 77.11%
Communication Services - 0.77%
Liberty SiriusXM, Class A (1)	8,850	196,028

Consumer Discretionary - 2.65%
Amazon.com, Inc. (1)	1,420	274,415
Wesfarmers, Ltd.	9,200	398,373

Total Consumer Discretionary		672,788
Consumer Staples - 2.92%
Costco Wholesale Corp.	870	739,491

Financials - 52.58%
3i Group PLC	33,080	1,274,928
Altamir	15,735	419,600
Apollo Global Management, Inc., Class A	6,040	713,143
Ares Capital Corp.	24,070	501,619
Ares Management LP, Class A	7,725	1,029,588
Berkshire Hathaway, Inc., Class B (1)	1,860	756,648
Blackstone, Inc., Class A	6,575	813,985
Blue Owl Capital Corp.	18,980	291,533
Brederode SA	7,592	903,752
Carlyle Secured Lending, Inc.	14,000	248,360
Clairvest Group, Inc.	5,100	260,322
EQT AB	9,355	274,264
Eurazeo SE	2,790	222,470
Fiserv, Inc. (1)	1,615	240,700
FS KKR Capital Corp.	23,485	463,359
Hercules Capital, Inc.	13,660	279,347
Intermediate Capital Group PLC	34,745	952,854
Investor AB, B Shares Class B	20,110	551,076
KKR & Co., Inc., Class A	12,200	1,283,927
Security Description	Shares	Value
Financials (continued)
Mastercard, Inc., Class A	570	$251,461
Mutares SE & Co. KGaA	13,395	464,343
Partners Group Holding AG	650	832,362
StepStone Group, Inc., Class A	6,070	278,552

Total Financials		13,308,193
Health Care - 1.84%
Chemed Corp.	860	466,619

Industrials - 8.35%
Ashtead Group PLC	3,780	252,026
CSW Industrials, Inc.	1,029	273,004
Dover Corp.	1,500	270,675
Italmobiliare SpA	6,980	213,418
Lockheed Martin Corp.	560	261,576
Melrose Industries PLC	56,250	391,748
OEM International AB, Class B	18,780	206,599
Paychex, Inc.	2,065	244,826

Total Industrials		2,113,872
Information Technology - 8.00%
Accenture PLC, Class A	740	224,523
Constellation Software, Inc.	272	783,737
Dell Technologies, Inc.	1,770	244,101
GoDaddy, Inc. (1)	2,030	283,611
Lumine Group, Inc. (1)(2)	8,165	220,411
Microsoft Corp.	600	268,170

Total Information Technology		2,024,553
Total Common Stocks
(Cost $13,961,060)		19,521,544

Preferred Stock - 1.88%
Financials - 1.88%
Compass Diversified Holdings, Series C, 7.875%(3)	16,732	410,436
Steel Partners Holdings LP, 6.00%, 02/07/2026	2,725	65,155

Total Financials		475,591

Total Preferred Stock
(Cost $476,331)		475,591

See Notes to Financial Statements and Financial Highlights.

30 | June 30, 2024

ALPS Global Opportunity Portfolio

Schedule of Investments (continued)	As of June 30, 2024 (Unaudited)

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.34%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.264%	338,878	$338,878

Total Short-Term Investments
(Cost $338,878)			338,878

Total Investments - 99.69%
(Total cost $18,558,382)			25,236,958

Other Assets in Excess of Liabilities - 0.31%			79,224

Net Assets - 100.00%			$25,316,182

(1)	Non-income producing security.

(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2024, the aggregate value of those securities was $220,411, which represents 0.87% of net assets

(3)	Perpetual Maturity.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2024	Fund Delivering	U.S. $ Value at June 30, 2024	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	07/26/24	USD	$1,005,052	GBP	$998,788	$6,264
State Street Bank and Trust Company	09/20/24	USD	$773,797	GBP	$771,569	$2,228
						$8,492

See Notes to Financial Statements and Financial Highlights.

31 | June 30, 2024

ALPS Global Opportunity Portfolio

Statement of Assets and Liabilities	As of June 30, 2024 (Unaudited)

ASSETS:

Investments, at value	$25,236,958
Unrealized appreciation on forward contracts	8,492
Receivable for investments sold	7,119
Receivable for shares sold	734
Dividends receivable	118,049
Other assets	901
Total Assets	25,372,253

LIABILITIES:

Payable for investments purchased	6,129
Payable for shares redeemed	3,757
Payable to advisor	14,017
Payable for distribution and service fees	9,999
Payable for audit fees	9,694
Payable for trustees' fees	175
Accrued expenses and other liabilities	12,300
Total Liabilities	56,071
Net Assets	$25,316,182

NET ASSETS CONSIST OF:

Paid-in capital	$18,965,284
Total distributable earnings (accumulated losses)	6,350,898
Net Assets	$25,316,182

Investments, at Cost	$18,558,382

PRICING OF SHARES:

Class I:
Net Assets	$1,680,138
Shares of beneficial interest outstanding	135,986
Net assets value, offering and redemption price per share	$12.36

Class III:
Net Assets	$23,636,044
Shares of beneficial interest outstanding	1,789,793
Net assets value, offering and redemption price per share	$13.21

See Notes to Financial Statements and Financial Highlights.

32 | June 30, 2024

ALPS Global Opportunity Portfolio

Statement of Operations	For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $18,069)	$389,820
Total Investment Income	389,820

EXPENSES:
Investment advisor fee	110,606
12b-1 fees:
Class III	24,072
Shareholder servicing fees:
Class I	991
Class III	23,072
Custodian fees	4,350
Administration fee	6,602
Legal fees	1,000
Audit fees	9,123
Trustees' fees and expenses	4,156
Report to shareholder fees	1,329
Other expenses	8,474
Total expenses before waiver/reimbursements	193,775
Less fees waived/reimbursed by investment advisor
Class I	(1,524)
Class III	(27,238)
Total Net Expenses	165,013
Net Investment Income	224,807

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	778,642
Forward foreign currency contracts	(14,735)
Foreign currency transactions	(382)
Net realized gain	763,525
Net change in unrealized appreciation/(depreciation) on:
Investments	902,381
Forward foreign currency contracts	25,590
Translation of assets and liabilities denominated in foreign currencies	(2,459)
Net change in unrealized appreciation	925,512
Net Realized and Unrealized Gain on Investments	1,689,037
Net Increase in Net Assets Resulting from Operations	$1,913,844

See Notes to Financial Statements and Financial Highlights.

33 | June 30, 2024

ALPS Global Opportunity Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023

OPERATIONS:

Net investment income	$224,807	$362,064
Net realized gain	763,525	575,855
Net change in unrealized appreciation	925,512	4,766,986
Net increase in net assets resulting from operations	1,913,844	5,704,905

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,194,712	181,031
Cost of shares redeemed	(206,954)	(89,597)
Net increase from share transactions	987,758	91,434
Class III
Proceeds from sale of shares	1,305,948	864,019
Cost of shares redeemed	(2,085,624)	(6,282,093)
Net decrease from share transactions	(779,676)	(5,418,074)

Net increase in net assets	2,121,926	378,265

NET ASSETS:

Beginning of period	23,194,256	22,815,991
End of period	$25,316,182	$23,194,256

OTHER INFORMATION - SHARES:

Class I
Sold	100,986	17,931
Redeemed	(17,023)	(8,573)
Net increase in shares outstanding	83,963	9,358

Class III
Sold	102,583	82,867
Redeemed	(163,064)	(599,368)
Net decrease in shares outstanding	(60,481)	(516,501)

See Notes to Financial Statements and Financial Highlights.

34 | June 30, 2024

ALPS Global Opportunity Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023 (1)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020 (2)	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.41		$8.83	$16.52	$13.92	$14.65	$10.56
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.15		0.19	0.18	0.05 (4)	0.14	0.28
Net realized and unrealized gain/(loss) on investments	0.80		2.39	(4.87)	3.34	1.17	3.97
Total income/(loss) from investment operations	0.95		2.58	(4.69)	3.39	1.31	4.25

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		–	(1.75)	(0.79)	(1.79)	–
From net realized gain	–		–	(1.25)	–	(0.25)	(0.16)
Total distributions	–		–	(3.00)	(0.79)	(2.04)	(0.16)
Net increase/(decrease) in net asset value	0.95		2.58	(7.69)	2.60	(0.73)	4.09
Net asset value - end of period	$12.36		$11.41	$8.83	$16.52	$13.92	$14.65

Total Return*	8.33	%(5)	29.22%	(28.68)%	24.48%	9.57%	40.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,680		$594	$377	$474	$432	$409
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.33	%(6)	1.34%	1.27%	1.31%	1.35%	1.34%
Net expenses after waiver/reimbursements	1.10	%(6)	1.10%	1.10%	1.10%	1.10%	1.08%
Net investment income after waiver/reimbursements	2.50	%(6)	1.88%	1.43%	0.32%	1.04%	2.21%
Portfolio turnover rate	14	%(5)	22%	32%	38%	59%	36%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.

(2)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.

(3)	Per share numbers have been calculated using the average shares method.

(4)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(5)	Not annualized.

(6)	Annualized.

See Notes to Financial Statements and Financial Highlights.

35 | June 30, 2024

ALPS Global Opportunity Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023 (1)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020 (2)	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.21		$9.48		$17.40	$14.65		$15.31	$11.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.11		0.17		0.13	(0.00	)(4)	0.09	0.25
Net realized and unrealized gain/(loss) on investments	0.89		2.56		(5.11)	3.49		1.23	4.15
Total income/(loss) from investment operations	1.00		2.73		(4.98)	3.49		1.32	4.40

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		–		(1.69)	(0.74)		(1.73)	–
From net realized gain	–		–		(1.25)	–		(0.25)	(0.16)
Total distributions	–		–		(2.94)	(0.74)		(1.98)	(0.16)
Net increase/(decrease) in net asset value	1.00		2.73		(7.92)	2.75		(0.66)	4.24
Net asset value - end of period	$13.21		$12.21		$9.48	$17.40		$14.65	$15.31

Total Return*	8.19	%(5)	28.80%		(28.91)%	23.93%		9.25%	39.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$23,636		$22,600		$22,439	$35,551		$30,562	$33,631
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.63	%(6)(7)	1.66	%(7)	1.62%	1.66%		1.69%	1.71%
Net expenses after waiver/reimbursements	1.40	%(6)	1.42%		1.45%	1.45%		1.45%	1.45%
Net investment income after waiver/reimbursements	1.74	%(6)	1.60%		1.00%	0.00	%(8)	0.67%	1.86%
Portfolio turnover rate	14	%(5)	22%		32%	38%		59%	36%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.

(2)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.

(3)	Per share numbers have been calculated using the average shares method.

(4)	Less than ($0.005) per share.

(5)	Not annualized.

(6)	Annualized.

(7)	According to the Fund's shareholder services and 12b-1 plans with respect to the Fund's Class III shares, any amount of fees accrued according to the plans, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical.

(8)	Less than (0.005%) per share.

See Notes to Financial Statements and Financial Highlights.

36 | June 30, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio (collectively the "Portfolios"). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures utilized by the Valuation Designee to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or "Trustees") designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

37 | June 30, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures utilized by the Valuation Designee. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

38 | June 30, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2024:

Morningstar Conservative ETF Asset Allocation Portfolio

		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,792,302	$–	$–	$28,792,302
Short-Term Investments	248,666	–	–	248,666
Total	$29,040,968	$–	$–	$29,040,968

Morningstar Income and Growth ETF Asset Allocation Portfolio

		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$50,025,409	$–	$–	$50,025,409
Short-Term Investments	1,047,826	–	–	1,047,826
Total	$51,073,235	$–	$–	$51,073,235

Morningstar Balanced ETF Asset Allocation Portfolio

		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$162,228,157	$–	$–	$162,228,157
Short-Term Investments	1,067,849	–	–	1,067,849
Total	$163,296,006	$–	$–	$163,296,006

Morningstar Growth ETF Asset Allocation Portfolio

		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$258,256,715	$–	$–	$258,256,715
Short-Term Investments	1,497,399	–	–	1,497,399
Total	$259,754,114	$–	$–	$259,754,114

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$186,368,518	$–	$–	$186,368,518
Short-Term Investments	1,917,442	–	–	1,917,442
Total	$188,285,960	$–	$–	$188,285,960

ALPS | Alerian Energy Infrastructure Portfolio

		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$33,488,115	$–	$–	$33,488,115
Exchange Traded Fund	911,500	–	–	911,500
U.S. Energy Infrastructure Companies	44,940,357	–	–	44,940,357
U.S. Energy Infrastructure MLPs	38,426,008	–	–	38,426,008
U.S. General Partners	23,131,257	–	–	23,131,257
Short-Term Investments	35,708	–	–	35,708
Total	$140,932,945	$–	$–	$140,932,945

39 | June 30, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

ALPS Global Opportunity Portfolio

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,256,132	$2,644,813	$–	$4,900,945
Common Stocks	13,003,348	6,518,196	–	19,521,544
Preferred Stock	475,591	–	–	475,591
Short-Term Investments	338,878	–	–	338,878
Total	$16,073,949	$9,163,009	$–	$25,236,958

		Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency contracts	$–	$8,492	$–	$8,492
TOTAL	$–	$8,492	$–	$8,492

*	See Schedule of Investments for industry classifications.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value and there were no transfers into or out of Level 3 during the six months ended June 30, 2024.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months ended June 30, 2024, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

40 | June 30, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

Selected Risks: In the normal course of business, each Portfolio's investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. Significant types of financial risks the Portfolios are exposed to include market risk, equity securities risk, concentration risk and non-U.S. securities risk. Each Portfolio’s prospectus and statement of additional information provide details of these and other types of risk.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of June 30, 2024, the Morningstar Conservative ETF Asset Allocation Portfolio and the Morningstar Income and Growth ETF Asset Allocation Portfolio held more than 25% of its assets in the Vanguard® Total Bond Market Index Fund ETF. The financial statements of the Vanguard® Total Bond Market Index Fund ETF, including the portfolio of investments, are included in the Vanguard® Total Bond Market Index Fund ETF’s NCSR filing dated March 1, 2024, available at www.sec.gov or can be found at www.investor.vanguard.com and should be read in conjunction with the Portfolio's financial statements.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Portfolio. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments insecurities at fiscal period end, resulting from changes in exchange rates.

41 | June 30, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

Forward Foreign Currency Contracts: The ALPS Global Opportunity Portfolio engaged in currency transactions with counterparties during the six months ended June 30, 2024 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The table below is a summary of the fair valuations of derivative instruments categorized by risk exposure.

Fair values of forward foreign currency contracts on the Statement of Assets and Liabilities and the Statement of Operations as of June 30, 2024:

Risk Exposure	Location	Fair Value	Location	Fair Value
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Unrealized appreciation on forward foreign currency contracts	$8,492	Unrealized depreciation on forward foreign currency contracts	$—
Total		$8,492		$—

Risk Exposure	Location	Realized Gain/(Loss) on Derivatives	Location	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Net realized loss on forward foreign currency contracts	$(14,735)	Change in unrealized appreciation/ (depreciation) on forward foreign currency contracts	$25,590
Total		$(14,735)		$25,590

The forward foreign currency contract's average volume for the ALPS Global Opportunity Portfolio during the period ended June 30, 2024 was $1,538,644.

3. FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024.

42 | June 30, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

The tax character of the distributions paid during the year ended December 31, 2023, was as follows:

2023	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$798,638	$204,541	$1,003,179
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,142,418	520,589	1,663,007
Morningstar Balanced ETF Asset Allocation Portfolio	3,159,323	3,560,063	6,719,386
Morningstar Growth ETF Asset Allocation Portfolio	4,442,594	5,375,275	9,817,869
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,992,103	3,262,029	6,254,132
ALPS | Alerian Energy Infrastructure Portfolio	3,379,407	1,202,261	4,581,668
ALPS Global Opportunity Portfolio	–	–	–

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2023, the following amounts are available as carry forwards to the next tax year:

Portfolio	Short-Term	Long-Term
Morningstar Conservative ETF Asset Allocation Portfolio	$33,787	$1,490,449
ALPS Global Opportunity Portfolio	781,442	168

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above. The Portfolios are not electing to defer such losses.

As of June 30, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/ (Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$29,597,838	$267,894	$(824,764)	$(556,870)
Morningstar Income and Growth ETF Asset Allocation Portfolio	51,143,762	862,030	(932,557)	(70,527)
Morningstar Balanced ETF Asset Allocation Portfolio	151,484,783	14,909,233	(3,098,010)	11,811,223
Morningstar Growth ETF Asset Allocation Portfolio	212,186,694	51,286,765	(3,719,345)	47,567,420
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	149,526,843	39,388,119	(629,002)	38,759,117
ALPS | Alerian Energy Infrastructure Portfolio	120,242,487	24,740,864	(4,050,406)	20,690,458
ALPS Global Opportunity Portfolio	18,599,561	6,981,849	(344,452)	6,637,397

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and adjustments from partnership basis. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of June 30, 2024.

43 | June 30, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the six months ended June 30, 2024, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$4,924,950	$4,401,074
Morningstar Income and Growth ETF Asset Allocation Portfolio	30,726,180	34,610,198
Morningstar Balanced ETF Asset Allocation Portfolio	68,773,373	71,682,239
Morningstar Growth ETF Asset Allocation Portfolio	42,292,893	42,825,549
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	40,164,224	40,399,974
ALPS | Alerian Energy Infrastructure Portfolio	29,286,984	18,200,431
ALPS Global Opportunity Portfolio	3,700,290	3,328,902

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. acts as the Portfolios’ investment adviser. The Adviser is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub-Adviser set forth in the table below. Each Sub-Adviser is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS Global Opportunity Portfolio	0.90%

Pursuant to the Investment Sub-Advisory Agreements, the Adviser pays each Sub-Adviser an annual sub-advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub-advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%

44 | June 30, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

6. OTHER AGREEMENTS

Distribution Agreement and Rule 12b-1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of June 30, 2024, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II	Portfolio	Class III
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%	ALPS | Alerian Energy Infrastructure Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%	ALPS Global Opportunity Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio have each adopted a shareholder services plan with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from, or reimburse certain expenses to be paid by, the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2025
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2025
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2025
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2025
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2025
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2025
ALPS Global Opportunity Portfolio	0.95%	N/A	0.95%	4/29/2025

The Adviser and Sub-Adviser (as applicable) of the Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class-by- class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Expense Limitation Agreements permit the Adviser and/or the Sub-Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture.

45 | June 30, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

At June 30, 2024, the available recoupable balances are as follows:

Portfolio	Expires 2024	Expires 2025	Expires 2026	Expires 2027	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$25,393	$24,882	$37,278	$19,398	$106,951
Morningstar Income and Growth ETF Asset Allocation	8,850	20,639	34,803	16,377	80,669
Morningstar Balanced ETF Asset Allocation Portfolio	–	–	7,618	4,606	12,224
Morningstar Aggressive Growth ETF Asset Allocation	4,765	2,460	11,998	1,695	20,918
ALPS I Alerian Infrastructure Portfolio	11,492	24,800	38,215	12,695	87,202
ALPS Global Opportunity Portfolio	37,842	45,004	53,350	28,762	164,958

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS receives an annual fee paid on a monthly basis.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) transmitting shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7. TRUSTEES FEES

As of June 30, 2024, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective May 1, 2024, each Independent Trustee receives an annual retainer of $36,000, a per meeting fee of $5,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. To the extent that there is a standalone Audit Committee meeting held not in connection with a Board meeting, each member of the Audit Committee shall receive a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at such meeting. The Chairman of the Board, the Audit Committee Chairman and the Chairman of the Nominating and Governance Committee receive an additional annual retainer of $15,000 and $7,500, and $3,000 respectively. Prior to May 1, 2024, each Independent Trustee received an annual retainer of $30,000, a per meeting fee of $5,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. To the extent that there was a standalone Audit Committee meeting held not in connection with a Board meeting, each member of the Audit Committee received a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at such meeting. The Chairman of the Board, the Audit Committee Chairman and the Nominating and Governance Committee Chairman received an additional annual retainer of $15,000, $5,000 and $3000, respectively.

8. RELATED PARTY TRANSACTIONS

The Portfolios may engage in cross trades between each other pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of Trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

The Portfolios did not engage in cross trades during the six months ended June 30, 2024.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

46 | June 30, 2024

ALPS Variable Investment Trust

Additional Information	June 30, 2024 (Unaudited)

LICENSING AGREEMENT

Alerian

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Midstream Energy Select Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Midstream Energy Select Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

Morningstar

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”), with the exception of Morningstar Investment Management LLC, a subsidiary of Morningstar, Inc., who is the investment sub-adviser to the Portfolios and may undertake joint marketing activities with ALPS Portfolio Solutions Distributor, Inc. By providing data about the Morningstar Index Data to the Portfolios, the Morningstar Entities make no representation or warranty, express or implied, to the owners of the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in the Portfolios in particular or the ability of the Morningstar Index Data to track general mutual fund market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX DATA OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

47 | June 30, 2024

ALPS Variable Investment Trust

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	June 30, 2024 (Unaudited)

Not applicable for this reporting period.

48 | June 30, 2024

ALPS Variable Investment Trust

Item 9 – Proxy Disclosures for Open-End Management Investment Companies	June 30, 2024 (Unaudited)

Not applicable for this reporting period.

49 | June 30, 2024

ALPS Variable Investment Trust

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	June 30, 2024 (Unaudited)

Included in Item 7- Financial Statements and Financial Highlights for Open-End Management Investment Companies.

50 | June 30, 2024

ALPS Variable Investment Trust

Item 11 – Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2024 (Unaudited)

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to each series of the ALPS Variable Investment Trust (each a “Portfolio”) and the sub-advisory agreement with respect to the applicable Portfolio (the “Advisory Agreements”), legal counsel to the Trustees of the Board of Trustees of ALPS Variable Investment Trust (the “Board”) who are not “interested persons” of the ALPS Variable Investment Trust (the “Independent Trustees”) requested certain information from ALPS Advisors, Inc. (“AAI”) and Morningstar Investment Management LLC (“Morningstar” or the “Sub-Adviser”). In response to these requests, the Board received reports from AAI and Morningstar that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and Morningstar and discussed the services the firms provided pursuant to the agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the agreements.

In approving AAI as the Portfolios’ investment adviser and Morningstar as the Morningstar Portfolios’ sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

MORNINGSTAR PORTFOLIOS

At a meeting on June 5, 2024, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Morningstar for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of the Morningstar Conservative ETF Asset Allocation Portfolio (the “Morningstar Conservative Portfolio”), Morningstar Income and Growth ETF Asset Allocation Portfolio (the “Morningstar Income and Growth Portfolio”), Morningstar Balanced ETF Asset Allocation Portfolio (the “Morningstar Balanced Portfolio”), Morningstar Growth ETF Asset Allocation Portfolio (the “Morningstar Growth Portfolio”), and Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the “Morningstar Aggressive Portfolio” and, together with the Morningstar Conservative Portfolio, Morningstar Income and Growth Portfolio, Morningstar Balanced Portfolio, and Morningstar Growth Portfolio, the “Morningstar Portfolios”).

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Morningstar, the Trustees, including the Independent Trustees, considered the following factors with respect to the Morningstar Portfolios:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI, including investment sub-adviser selection, evaluation, and monitoring and trade execution and the portfolio management services provided by Morningstar, in light of the investment objective of each Morningstar Portfolio. The Board also considered the portfolio team’s demonstrated consistency in investment approach for the Morningstar Portfolios, and took note of the degree of portfolio overlap across the various Morningstar Portfolios. The Board reviewed the background and experience of (i) the current AAI personnel responsible for evaluating and monitoring each Morningstar Portfolio and (ii) the Portfolio manager personnel of Morningstar responsible for managing the investments of each Morningstar Portfolio. The Board also considered the compliance structure of AAI and Morningstar. Finally, the Board considered the Board’s and the Trust’s association with the current advisory oversight personnel employed by AAI, the relationships those AAI personnel maintain with Morningstar, and the ability of those personnel to evaluate the services provided by Morningstar.

The Board concluded that the nature, extent, and quality of the services provided by AAI and Morningstar to the Morningstar Portfolios were appropriate and consistent with the terms of the respective agreements and that each Morningstar Portfolio and its shareholders were likely to benefit from the services provided under the agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Morningstar had been consistent and that AAI and Morningstar have sufficient personnel, with the appropriate education and experience, to serve each Morningstar Portfolio effectively.

51 | June 30, 2024

ALPS Variable Investment Trust

Item 11 – Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2024 (Unaudited)

Investment Performance

The Board reviewed the performance of each Morningstar Portfolio as of March 31, 2024, over the one-year, three-year, five-year, and ten-year periods. The Board considered information from an independent research provider (the “Data Provider”) regarding the performance of each Morningstar Portfolio relative to its performance peer group. The Board also received and considered the quarterly commentaries from AAI and Morningstar regarding the performance of each Morningstar Portfolio.

The Board noted that as of March 31, 2024:

(i) each class of the Morningstar Conservative Portfolio underperformed relative to its peer group median over each period;

(ii) with respect to the Morningstar Income and Growth Portfolio, Class I of the Portfolio outperformed relative to its peer group median over each period, while Class II outperformed relative to its peer group median for the five-year period, had performance equal to the peer group median over the one-year and three-year periods, and underperformed relative to its peer group median over each other period.

(iii) with respect to the Morningstar Balanced Portfolio, each class of the Portfolio outperformed relative to its peer group median over the one- year and three-year periods and underperformed relative to its peer group median over ten-year period; Class I had performance equal to the peer group median for the five-year period; and Class II underperformed relative to its peer group median over the five-year period.

(iv) with respect to the Morningstar Growth Portfolio, Class I of the Portfolio outperformed relative to its peer group median over each period, while Class II underperformed relative to its peer group median over the ten-year period and overperformed relative to its peer group median over each other period.

(v) with respect to the Morningstar Aggressive Portfolio, each class of the Portfolio outperformed relative to its peer group over each period.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Morningstar Portfolio to AAI and the fees paid by AAI to Morningstar. The Board took note of the fact that Morningstar is paid by AAI and not directly by each Morningstar Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Morningstar Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) Morningstar’s stated fee schedule and fee range for its sub-advisory clients. In connection therewith, the Board noted Morningstar’s statements regarding the range of services that are provided in its capacity as sub-adviser to the Morningstar Portfolios.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory fees payable by the Morningstar Portfolios.

The Board noted that each Morningstar Portfolio's gross advisory fees were higher, and in some cases significantly higher, when compared with the median of the gross advisory fees charged to similar open-end funds in the peer group and wider expense universe, taking into account management and non-management fees and the limitations of the peer universe for certain Morningstar Portfolios. With respect to the Morningstar Portfolios’ total net expense ratios, the Board noted that the Data Provider report included comparisons of the Morningstar Portfolios’ total next expense ratios both with acquired fund fees and expenses (“AFFE”) and excluding AFFE. The Board noted that when AFFE is excluded each Morningstar Portfolio’s total net expense ratio was higher than the peer group median, but that when AFFE is included, the Morningstar Portfolios’ rankings are generally more favorable.

The Board concluded that both the (i) gross advisory fees payable by each Morningstar Portfolio to AAI and the fees payable by AAI to Morningstar; and (ii) total net expenses borne by each Morningstar Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds.

Profitability and Costs of Services to Investment Advisers

The Board reviewed the profitability analyses provided by both AAI and Morningstar. The Board considered the profitability to AAI of its overall relationship with the Morningstar Portfolios, which included fees payable to AAI for investment advisory services. The Board concluded that the profits attributable to the services provided by AAI to each Morningstar Portfolio were not excessive.

52 | June 30, 2024

ALPS Variable Investment Trust

Item 11 – Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2024 (Unaudited)

The Board also considered the profitability of Morningstar’s overall relationship with the Morningstar Portfolios, which included fees payable to Morningstar by AAI for advisory services. In light of the foregoing, the Board concluded that the profits attributable to the services provided by Morningstar to each Morningstar Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI and Morningstar, as well as the asset size of each Morningstar Portfolio, and concluded that, as the assets of each Morningstar Portfolio increase, there may be opportunity for sharing the benefits of economies of scale between AAI and Morningstar on one hand, and each Portfolio on the other hand.

Other Benefits

The Board also considered AAI’s and Morningstar’s statements regarding potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI and Morningstar might receive in connection with their association with the Morningstar Portfolios. The Board concluded that there were no material incidental benefits accruing to AAI or Morningstar in connection with their relationship with the Morningstar Portfolios.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services and Morningstar’s compensation for investment sub-advisory services are consistent with the best interests of each Morningstar Portfolio and its shareholders.

ALERIAN PORTFOLIO

At a meeting on June 5, 2024, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement with AAI for the maximum period permitted under the 1940 Act with respect to the ALPS | Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”).

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Alerian Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI in light of the investment objective of the Alerian Portfolio. The Board reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Alerian Portfolio. The Board reviewed the background and experience of the current AAI personnel responsible for the management of the Alerian Portfolio. The Board also considered the compliance structure of AAI. Finally, the Trustees considered the Board’s and the Trust’s association with the current advisory personnel employed by AAI and the relationships those AAI personnel maintain with the index provider to the Alerian Portfolio.

The Board concluded that the nature, extent, and quality of the services provided by AAI to the Alerian Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and that the Alerian Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by AAI had been consistent, and that AAI would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively.

Investment Performance

The Board reviewed the performance of the Alerian Portfolio for the one-year, three-year, five-year, and ten-year periods ended March 31, 2024. The Board considered information from an independent research provider regarding the performance of the Alerian Portfolio relative to its performance peer group. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Alerian Portfolio.

The Board noted that the performance of the Alerian Portfolio, for both share classes, outperformed relative to its peer group median for the ten-year period ended March 31, 2024, and that each class of the Portfolio underperformed relative to its peer group median during each other period.

53 | June 30, 2024

ALPS Variable Investment Trust

Item 11 – Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2024 (Unaudited)

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to AAI under the Investment Advisory Agreement. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, (ii) the fees charged by AAI to other comparable client accounts, and (iii) the asset size of the Alerian Portfolio relative to its peers. Further, the Board also considered the differences in the level of services provided by AAI to the Alerian Portfolio and to other comparable accounts.

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory fees payable by the Alerian Portfolio.

The Board noted that, for both classes, the Alerian Portfolio’s gross advisory fee and total net expense ratios were lower than the peer group median. The Board concluded that both the (i) gross advisory fees payable by the Alerian Portfolio to AAI and (ii) total net expenses borne by the Alerian Portfolio were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed the profitability analysis provided by AAI. The Board considered whether the provision of services by AAI to the Alerian Portfolio was profitable to AAI. In light of the foregoing, the Board concluded that the profits (if any) attributable to the services provided by AAI to the Alerian Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI might receive in connection with its association with the Alerian Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI in connection with its relationship with the Alerian Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services is consistent with the best interests of the Alerian Portfolio and its shareholders.

GLOBAL OPPORTUNITY PORTFOLIO

At a meeting on June 5, 2024, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement with AAI for the maximum period permitted under the 1940 Act with respect to the ALPS Global Opportunity Portfolio (the “Global Opportunity Portfolio”).

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Global Opportunity Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI, in light of the investment objective of the Global Opportunity Portfolio. The Board reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Global Opportunity Portfolio. The Board reviewed: (i) the background and experience of the current AAI personnel responsible for the evaluation and monitoring for the Global Opportunity Portfolio; and (ii) the portfolio management personnel of AAI responsible for managing the investments of the Global Opportunity Portfolio.

The Board concluded that the nature, extent, and quality of the services provided by AAI to the Global Opportunity Portfolio was appropriate and consistent with the terms of the Investment Advisory Agreement, and that the Global Opportunity Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by AAI had been consistent and that the investment adviser had sufficient personnel, with the appropriate education and experience, to serve the Global Opportunity Portfolio effectively.

54 | June 30, 2024

ALPS Variable Investment Trust

Item 11 – Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2024 (Unaudited)

Investment Performance

The Board reviewed the performance of the Global Opportunity Portfolio for the one-year, three-year, five-year, and since inception periods ended March 31, 2024. The Board considered information from an independent research provider regarding the performance of the Global Opportunity Portfolio relative to its performance peer group. The Board considered the limitations on the comparability of performance information for related funds and accounts. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Global Opportunity Portfolio.

The Board noted that, as of March 31, 2024, each class of the Portfolio outperformed relative to its peer group median over the periods reviewed.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Global Opportunity Portfolio to AAI under the agreement. In its review, the Board considered information about, among other things, (i) the rate of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Global Opportunity Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by AAI to other comparable client accounts.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory fees payable by the Global Opportunity Portfolio.

The Board noted that, as of March 31, 2024, the Global Opportunity Portfolio’s gross advisory fee for Class I was equal to the peer group median, the total net expense ratio for Class I was lower than the peer group median, and the gross advisory fee and total net expense ratio for Class III were higher than the peer group median. The Board concluded that both the (i) gross advisory fee payable by the Global Opportunity Portfolio to AAI, and (ii) the Portfolio’s total net expense ratios, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed the profitability analysis prepared by AAI. The Board considered whether the provision of services by AAI to the Global Opportunity Portfolio was profitable to AAI. The Board concluded that the profits, if any, attributable to the services provided by AAI to the Global Opportunity Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI, as well as the asset size of each Morningstar Portfolio, and concluded that, as the assets of the Global Opportunity Portfolio increase, there may be opportunity for sharing the benefits of economies of scale between AAI and the Global Opportunity Portfolio.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI might receive in connection with its association with the Global Opportunity Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI in connection with its relationship with the Global Opportunity Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services are consistent with the best interests of the Global Opportunity Portfolio and its shareholders.

55 | June 30, 2024

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any Changes in and Disagreements with Accountants information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Any Proxy Disclosures information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Any Statement Regarding Basis for Approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS Variable Investment Trust

By:	/s/ Erich Rettinger
Erich Rettinger
President (Principal Executive Officer)

Date:	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Erich Rettinger
Erich Rettinger
President (Principal Executive Officer)

Date:	August 29, 2024

By:	/s/ Gina Meyer
Gina Meyer
Treasurer (Principal Financial Officer)

Date:	August 29, 2024